UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.07%
Actual		$ 1,000.00	$ 1,122.70	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.32%
Actual		$ 1,000.00	$ 1,120.40	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.90%
Actual		$ 1,000.00	$ 1,117.90	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.82%
Actual		$ 1,000.00	$ 1,118.10	$ 9.61
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Strategic Dividend and Income	.78%
Actual		$ 1,000.00	$ 1,123.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,123.80	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.0	1.6
Chevron Corp.	3.0	2.2
Apple, Inc.	2.8	0.0
Procter & Gamble Co.	2.0	2.1
Johnson & Johnson	2.0	1.8
Pfizer, Inc.	1.8	1.9
Verizon Communications, Inc.	1.6	1.8
Simon Property Group, Inc.	1.5	1.6
The Coca-Cola Co.	1.5	1.6
Merck & Co., Inc.	1.5	1.7
	20.7
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.4	31.5
Information Technology	13.7	8.3
Health Care	11.3	10.8
Consumer Staples	9.6	11.2
Energy	8.5	10.8
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Common Stocks 64.9%		Common Stocks 63.0%
	Preferred Stocks 9.6%		Preferred Stocks 9.9%
	Convertible Bonds 9.9%		Convertible Bonds 11.0%
	Other Investments 12.6%		Other Investments 12.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	5.0%	** Foreign investments	6.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.8%
		Principal Amount (e)	Value
Convertible Bonds - 9.9%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,575,176
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (g)		360,000	624,060
MGM Mirage, Inc. 4.25% 4/15/15		720,000	821,250
			1,445,310
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc. 6% 12/1/17		1,200,000	1,717,500
M/I Homes, Inc. 3% 3/1/18		5,240,000	5,682,256
			7,399,756
TOTAL CONSUMER DISCRETIONARY			10,420,242
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Exterran Holdings, Inc. 4.25% 6/15/14		470,000	623,925
Oil, Gas & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		17,680,000	18,675,384
Chesapeake Energy Corp. 2.5% 5/15/37		14,790,000	14,742,672
Cobalt International Energy, Inc. 2.625% 12/1/19		7,970,000	8,627,525
Peabody Energy Corp. 4.75% 12/15/66		5,300,000	4,561,313
Ship Finance International Ltd. 3.25% 2/1/18		8,910,000	8,991,081
			55,597,975
TOTAL ENERGY			56,221,900
FINANCIALS - 0.6%
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		12,280,000	17,315,414
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		2,070,000	2,511,738
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 2.25% 3/1/19		1,790,000	2,469,305
TOTAL FINANCIALS			22,296,457
HEALTH CARE - 1.7%
Biotechnology - 0.5%
Gilead Sciences, Inc. 1.625% 5/1/16		5,370,000	12,908,138
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. 2.5% 12/15/17		$ 1,820,000	$ 1,996,358
Theravance, Inc. 2.125% 1/15/23		4,900,000	7,068,250
			21,972,746
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17		7,700,000	10,540,530
Health Care Providers & Services - 0.6%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		7,310,000	8,182,631
WellPoint, Inc. 2.75% 10/15/42 (g)		13,900,000	17,289,098
			25,471,729
Pharmaceuticals - 0.3%
Auxilium Pharmaceuticals, Inc. 1.5% 7/15/18		1,000,000	945,300
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (g)		2,000,000	2,995,940
Mylan, Inc. 3.75% 9/15/15		330,000	768,570
ViroPharma, Inc. 2% 3/15/17		1,600,000	2,540,000
VIVUS, Inc. 4.5% 5/1/20 (g)		3,150,000	3,394,125
			10,643,935
TOTAL HEALTH CARE			68,628,940
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14		22,660,000	29,797,900
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14		2,580,000	5,255,138
4.25% 12/15/14		3,170,000	6,617,375
			11,872,513
TOTAL INDUSTRIALS			41,670,413
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.6%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,249,900
InterDigital, Inc. 2.5% 3/15/16		15,460,000	17,044,650
Liberty Interactive LLC 0.75% 3/30/43 (g)		4,600,000	4,847,480
			25,142,030
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
EMC Corp. 1.75% 12/1/13		$ 16,850,000	$ 25,992,810
SanDisk Corp. 1.5% 8/15/17		9,180,000	12,215,092
			38,207,902
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (g)		2,660,000	3,103,888
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37		350,000	521,063
IT Services - 0.0%
CACI International, Inc. 2.125% 5/1/14		550,000	673,750
Semiconductors & Semiconductor Equipment - 1.3%
GT Advanced Technologies, Inc. 3% 10/1/17		11,705,000	10,541,816
Intel Corp. 3.25% 8/1/39		13,900,000	18,070,000
Microchip Technology, Inc. 2.125% 12/15/37		490,000	701,313
Micron Technology, Inc.:
1.625% 2/15/33 (g)		1,890,000	2,400,300
2.125% 2/15/33 (g)		1,140,000	1,446,375
3.125% 5/1/32 (g)		11,370,000	15,775,875
Novellus Systems, Inc. 2.625% 5/15/41		390,000	584,756
			49,520,435
Software - 0.6%
Nuance Communications, Inc.:
2.75% 8/15/27		5,260,000	6,259,400
2.75% 11/1/31		13,330,000	13,813,213
Symantec Corp. 1% 6/15/13		610,000	729,713
TiVo, Inc. 4% 3/15/16 (g)		3,350,000	4,715,795
			25,518,121
TOTAL INFORMATION TECHNOLOGY			142,687,189
MATERIALS - 1.0%
Containers & Packaging - 0.5%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		19,800,000	20,271,240
Metals & Mining - 0.3%
Goldcorp, Inc. 2% 8/1/14		5,790,000	5,927,802
Horsehead Holding Corp. 3.8% 7/1/17		3,360,000	3,492,888
Stillwater Mining Co. 1.75% 10/15/32		1,250,000	1,431,888
			10,852,578
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (g)		$ 1,130,000	$ 1,882,156
4.5% 8/15/15		4,710,000	7,845,094
			9,727,250
TOTAL MATERIALS			40,851,068
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16		430,000	591,250
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		6,850,000	7,564,969
TOTAL TELECOMMUNICATION SERVICES			8,156,219
TOTAL CONVERTIBLE BONDS			390,932,428
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 9.25% 9/1/19 (g)		1,170,000	1,310,400
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 10% 10/1/14		1,089,000	1,192,455
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,472,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		450,000	486,000
			5,150,455
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		3,000,000	3,352,500
Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		2,570,000	2,595,700
7.25% 10/30/17		8,000,000	8,560,000
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,769,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		$ 7,145,000	$ 7,948,813
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)		435,000	461,100
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,591,250
			23,926,113
TOTAL CONSUMER DISCRETIONARY			33,739,468
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		10,935,000	12,028,500
Rite Aid Corp.:
9.5% 6/15/17		5,000,000	5,175,000
10.25% 10/15/19		2,090,000	2,382,600
Tops Markets LLC 8.875% 12/15/17 (g)		3,760,000	4,107,800
			23,693,900
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14		5,017,000	5,355,648
Alpha Natural Resources, Inc.:
6% 6/1/19		13,860,000	12,543,300
6.25% 6/1/21		600,000	535,500
Forest Oil Corp. 7.25% 6/15/19		1,775,000	1,757,250
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		2,415,000	2,680,650
Western Refining, Inc. 6.25% 4/1/21 (g)		295,000	305,325
			23,177,673
FINANCIALS - 5.0%
Capital Markets - 0.4%
Chase Capital II 0.7741% 2/1/27 (j)		9,900,000	8,439,750
Chase Capital Trust VI 0.8991% 8/1/28 (j)		5,000,000	4,150,000
JPMorgan Chase Capital XXIII 1.2751% 5/15/77 (j)		2,500,000	1,975,000
Lehman Brothers Holdings, Inc. 1.1028% (d)(j)		1,000,000	0
			14,564,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 2.0%
Bank of Ireland 10% 7/30/16	EUR	9,543,000	$ 12,893,949
CIT Group, Inc. 4.75% 2/15/15 (g)		$ 3,610,000	3,763,425
Corestates Capital II 0.9271% 1/15/27 (g)(j)		3,000,000	2,542,500
Corestates Capital III 0.8451% 2/15/27 (g)(j)		3,960,000	3,405,600
First Maryland Capital I 1.2771% 1/15/27 (j)		2,500,000	2,075,000
First Maryland Capital II 1.1241% 2/1/27 (j)		4,100,000	3,403,000
JPMorgan Chase Capital XXI 1.2231% 1/15/87 (j)		12,500,000	10,000,000
PNC Capital Trust C 0.8571% 6/1/28 (j)		9,000,000	7,616,250
Wachovia Capital Trust II 0.7771% 1/15/27 (j)		32,014,000	27,532,040
Wells Fargo Capital II 0.7756% 1/30/27 (j)		5,930,000	5,025,675
Wells Fargo Capital X 5.95% 12/15/36		1,000,000	1,025,000
			79,282,439
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16		4,500,000	4,533,750
American Express Co. 6.8% 9/1/66 (j)		2,500,000	2,731,250
GMAC LLC 8% 11/1/31		3,900,000	5,031,000
			12,296,000
Diversified Financial Services - 2.3%
Central Fidelity Capital Trust I 1.2771% 4/15/27 (j)		2,500,000	2,118,750
General Electric Capital Corp. 7.125% (h)(j)		10,000,000	11,700,000
General Motors Financial Co., Inc. 2.75% 5/15/16 (g)		795,000	793,808
Goldman Sachs Capital II 4% (h)(j)		20,953,000	18,124,345
Goldman Sachs Capital III 4% (h)(j)		18,715,000	16,188,475
ILFC E-Capital Trust I 4.686% 12/21/65 (g)(j)		37,530,000	33,777,000
JPMorgan Chase Capital XIII 1.2336% 9/30/34 (j)		2,750,000	2,282,500
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		4,945,000	5,600,213
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,769,175
			93,354,266
TOTAL FINANCIALS			199,497,455
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 5.75% 11/1/24		$ 2,165,000	$ 2,240,775
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,360,000	1,479,000
			3,719,775
INDUSTRIALS - 0.8%
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		4,825,000	4,740,563
Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		3,875,000	3,991,250
Navios Maritime Holdings, Inc. 8.125% 2/15/19		12,965,000	12,608,463
			16,599,713
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	854,813
8.625% 9/15/15		5,000,000	5,625,000
8.875% 9/1/17		3,000,000	3,607,500
			10,087,313
TOTAL INDUSTRIALS			31,427,589
MATERIALS - 0.2%
Chemicals - 0.0%
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)		510,000	520,200
Metals & Mining - 0.2%
Severstal Columbus LLC 10.25% 2/15/18		8,310,000	8,933,250
TOTAL MATERIALS			9,453,450
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp. 6.875% 11/15/28		13,215,000	13,215,000
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)(i)		2,945,000	2,904,506
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.:
6% 12/1/16		$ 4,660,000	$ 5,038,625
7% 8/15/20		1,500,000	1,627,500
			9,570,631
TOTAL TELECOMMUNICATION SERVICES			22,785,631
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (g)		845,000	897,813
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	3,258,750
TOTAL UTILITIES			4,156,563
TOTAL NONCONVERTIBLE BONDS			351,651,504
TOTAL CORPORATE BONDS (Cost $681,037,624)			742,583,932
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 to 7/18/13 (Cost $749,964)		750,000	749,983
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.1%
Ford Motor Co.	236,400	3,706,752
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,010,165
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	146,100	5,728,581
Cedar Fair LP (depositary unit)	124,800	5,105,568
Las Vegas Sands Corp.	68,800	3,983,520
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	253,300	$ 24,461,181
Wyndham Worldwide Corp.	60,400	3,510,448
Yum! Brands, Inc.	78,900	5,345,475
		48,134,773
Household Durables - 0.1%
Whirlpool Corp.	23,800	3,040,688
Media - 1.1%
Comcast Corp. Class A	496,100	19,918,415
The Walt Disney Co.	93,400	5,891,672
Time Warner Cable, Inc.	100,000	9,551,000
Time Warner, Inc.	168,900	9,858,693
		45,219,780
Specialty Retail - 0.6%
Home Depot, Inc.	221,600	17,431,056
Lowe's Companies, Inc.	144,900	6,101,739
		23,532,795
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,949,908
TOTAL CONSUMER DISCRETIONARY		137,594,861
CONSUMER STAPLES - 8.6%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	78,100	7,178,952
Dr. Pepper Snapple Group, Inc.	105,500	4,850,890
PepsiCo, Inc.	536,800	43,357,336
SABMiller PLC	72,100	3,647,973
The Coca-Cola Co.	1,492,500	59,685,075
		118,720,226
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	266,200	19,922,408
Food Products - 0.8%
Kellogg Co.	147,900	9,177,195
Mondelez International, Inc.	530,200	15,619,692
Unilever NV (NY Reg.)	223,500	9,114,330
		33,911,217
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.2%
Colgate-Palmolive Co.	126,200	$ 7,299,408
Procter & Gamble Co.	1,030,158	79,074,928
		86,374,336
Tobacco - 2.1%
Altria Group, Inc.	276,300	9,974,430
British American Tobacco PLC sponsored ADR	107,600	11,811,252
Lorillard, Inc.	182,100	7,728,324
Philip Morris International, Inc.	571,918	51,993,065
		81,507,071
TOTAL CONSUMER STAPLES		340,435,258
ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	147,700	8,887,109
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP	137,300	5,906,646
Canadian Natural Resources Ltd.	108,800	3,242,749
Chevron Corp.	965,700	118,539,675
Enterprise Products Partners LP	44,300	2,630,977
Exxon Mobil Corp.	546,700	49,459,949
Murphy Oil Corp.	77,800	4,926,296
Occidental Petroleum Corp.	212,600	19,574,082
The Williams Companies, Inc.	680,000	23,922,400
Western Gas Partners LP	25,000	1,470,750
		229,673,524
TOTAL ENERGY		238,560,633
FINANCIALS - 19.0%
Capital Markets - 1.0%
BlackRock, Inc. Class A	75,500	21,079,600
KKR & Co. LP	568,500	11,074,380
The Blackstone Group LP	356,700	7,808,163
		39,962,143
Commercial Banks - 1.5%
Commerce Bancshares, Inc.	89,675	3,902,656
Cullen/Frost Bankers, Inc. (f)	82,200	5,289,570
M&T Bank Corp.	128,600	13,490,140
National Penn Bancshares, Inc.	356,500	3,522,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	178,600	$ 12,794,904
U.S. Bancorp	364,000	12,761,840
Wells Fargo & Co.	201,400	8,166,770
		59,928,100
Consumer Finance - 0.1%
Capital One Financial Corp.	68,100	4,149,333
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	189,100	10,322,969
The NASDAQ Stock Market, Inc.	225,800	7,103,668
		17,426,637
Insurance - 2.2%
ACE Ltd.	56,100	5,031,048
Axis Capital Holdings Ltd.	151,600	6,603,696
esure Group PLC	574,300	2,718,122
Marsh & McLennan Companies, Inc.	186,300	7,455,726
MetLife, Inc.	506,600	22,396,786
MetLife, Inc. unit	365,300	19,408,389
Prudential Financial, Inc.	160,400	11,062,788
The Travelers Companies, Inc.	128,700	10,774,764
		85,451,319
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	194,313	5,036,593
Alexandria Real Estate Equities, Inc.	241,994	16,576,589
AvalonBay Communities, Inc.	80,248	10,645,700
Aviv REIT, Inc.	71,000	1,840,320
Blackstone Mortgage Trust, Inc.	44,700	1,178,739
Boston Properties, Inc.	201,696	21,496,760
Camden Property Trust (SBI)	286,662	19,851,344
CBL & Associates Properties, Inc.	109,654	2,520,945
Cedar Shopping Centers, Inc.	524,939	3,018,399
Chambers Street Properties	122,488	1,130,564
Chesapeake Lodging Trust	536,776	12,104,299
Coresite Realty Corp.	13,800	443,256
Corrections Corp. of America	96,354	3,386,843
Cousins Properties, Inc.	747,640	7,715,645
Digital Realty Trust, Inc.	28,900	1,760,299
Douglas Emmett, Inc.	427,701	10,902,098
DuPont Fabros Technology, Inc.	230,372	5,581,914
Education Realty Trust, Inc.	1,009,730	10,561,776
Equity Lifestyle Properties, Inc.	33,036	2,549,388
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.	491,848	$ 11,474,814
Equity Residential (SBI)	265,326	15,004,185
Essex Property Trust, Inc.	110,202	17,317,142
Excel Trust, Inc.	96,477	1,288,933
First Industrial Realty Trust, Inc.	370,000	6,249,300
First Potomac Realty Trust	220,620	3,018,082
General Growth Properties, Inc.	697,756	14,324,931
Glimcher Realty Trust	1,039,348	12,139,585
HCP, Inc.	364,639	17,276,596
Health Care REIT, Inc.	152,996	10,408,318
Highwoods Properties, Inc. (SBI)	162,588	5,921,455
Home Properties, Inc.	204,635	12,435,669
Host Hotels & Resorts, Inc.	837,697	14,902,630
Kite Realty Group Trust	443,934	2,694,679
Lexington Corporate Properties Trust	595,300	7,494,827
National Retail Properties, Inc.	429,462	15,404,802
Pennsylvania Real Estate Investment Trust (SBI)	75,000	1,491,750
Piedmont Office Realty Trust, Inc. Class A	496,100	9,420,939
Prologis, Inc.	840,210	33,860,463
Public Storage	228,238	34,646,528
Retail Properties America, Inc.	390,200	5,954,452
Sabra Health Care REIT, Inc.	133,943	3,623,158
Simon Property Group, Inc.	359,615	59,854,321
SL Green Realty Corp.	269,823	23,469,205
Sun Communities, Inc.	86,862	4,340,494
Sunstone Hotel Investors, Inc. (a)	713,462	8,604,352
Terreno Realty Corp.	33,600	639,408
The Macerich Co.	50,600	3,284,446
Ventas, Inc.	548,239	39,127,817
Vornado Realty Trust	47,514	3,798,744
		537,773,496
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	288,700	5,416,012
TOTAL FINANCIALS		750,107,040
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	157,800	15,863,634
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	55,800	$ 3,924,414
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	303,508	8,604,452
Emeritus Corp. (a)	294,630	7,489,495
		16,093,947
Pharmaceuticals - 7.6%
AbbVie, Inc.	645,500	27,556,395
Eli Lilly & Co.	387,900	20,620,764
GlaxoSmithKline PLC sponsored ADR	309,050	15,999,519
Johnson & Johnson	908,744	76,498,070
Merck & Co., Inc.	1,248,990	58,327,833
Pfizer, Inc.	2,657,200	72,355,556
Roche Holding AG sponsored ADR	156,800	9,774,912
Sanofi SA sponsored ADR	321,500	17,068,435
		298,201,484
TOTAL HEALTH CARE		334,083,479
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	126,500	9,925,190
United Technologies Corp.	103,200	9,793,680
		19,718,870
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	77,200	1,578,740
Republic Services, Inc.	106,300	3,624,830
Waste Management, Inc.	150,800	6,323,044
West Corp.	249,700	5,718,130
		17,244,744
Electrical Equipment - 0.5%
Eaton Corp. PLC	184,400	12,181,464
Emerson Electric Co.	122,800	7,056,088
		19,237,552
Industrial Conglomerates - 1.3%
3M Co.	288,500	31,812,895
General Electric Co.	867,353	20,226,672
		52,039,567
Machinery - 0.6%
Cummins, Inc.	53,300	6,376,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	144,700	$ 10,147,811
Stanley Black & Decker, Inc.	87,300	6,915,906
		23,439,996
TOTAL INDUSTRIALS		131,680,729
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,321,900	55,911,352
Computers & Peripherals - 3.0%
Apple, Inc.	245,300	110,306,504
EMC Corp.	254,800	6,308,848
		116,615,352
IT Services - 1.0%
Accenture PLC Class A	65,200	5,353,572
Automatic Data Processing, Inc.	190,600	13,098,032
Fidelity National Information Services, Inc.	161,200	7,237,880
Paychex, Inc.	324,500	12,081,135
		37,770,619
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	181,100	8,317,923
Intel Corp.	1,765,700	42,871,196
Linear Technology Corp.	162,900	6,108,750
		57,297,869
Software - 3.0%
Microsoft Corp.	3,448,900	120,297,619
TOTAL INFORMATION TECHNOLOGY		387,892,811
MATERIALS - 1.2%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	323,600	18,053,644
Eastman Chemical Co.	56,400	4,045,008
LyondellBasell Industries NV Class A	156,800	10,450,720
The Dow Chemical Co.	157,800	5,437,788
		37,987,160
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	195,300	$ 9,013,095
TOTAL MATERIALS		47,000,255
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,335,200	64,730,496
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,196,100	3,466,434
TOTAL TELECOMMUNICATION SERVICES		68,196,930
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	179,700	8,233,854
Cleco Corp.	81,800	3,722,718
Edison International	320,900	14,742,146
Hawaiian Electric Industries, Inc. (f)	204,300	5,346,531
NextEra Energy, Inc.	291,400	22,035,668
Northeast Utilities	364,700	15,197,049
PPL Corp.	203,192	6,034,802
Southern Co.	189,900	8,336,610
		83,649,378
Gas Utilities - 0.2%
Atmos Energy Corp.	133,500	5,636,370
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	252,700	5,857,586
NiSource, Inc.	265,500	7,627,815
PG&E Corp.	150,900	6,776,919
Sempra Energy	234,100	19,032,330
		39,294,650
TOTAL UTILITIES		128,580,398
TOTAL COMMON STOCKS (Cost $2,259,277,835)		2,564,132,394
Preferred Stocks - 9.6%
	Shares	Value
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.6%
General Motors Co. 4.75%	517,284	$ 25,248,632
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	4,644	5,790,836
TOTAL CONSUMER DISCRETIONARY		31,039,468
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 3.75% (g)	40,900	4,330,083
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	198,200	9,273,778
FINANCIALS - 0.5%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,566,516
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,278,450
Diversified Financial Services - 0.0%
Bank of America Corp. Series L, 7.25%	1,228	1,458,864
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	121,800	7,707,650
TOTAL FINANCIALS		21,011,480
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	19,112	4,534,322
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A, 6.50%	13,508	16,496,645
TOTAL HEALTH CARE		21,030,967
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	214,000	12,912,760
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 5.00%	4,900	$ 618,625
TOTAL INDUSTRIALS		13,531,385
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Unisys Corp. Series A, 6.25%	112,700	6,653,808
MATERIALS - 0.2%
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc. 7.00%	322,800	6,110,604
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	62,000	3,833,460
UTILITIES - 1.0%
Electric Utilities - 0.6%
NextEra Energy, Inc.:
5.889%	174,400	9,360,048
7.00%	29,000	1,618,200
Series E, 5.599%	37,000	2,013,910
PPL Corp. 8.75%	180,300	9,709,155
		22,701,313
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	346,300	16,580,844
TOTAL UTILITIES		39,282,157
TOTAL CONVERTIBLE PREFERRED STOCKS		156,097,190
Nonconvertible Preferred Stocks - 5.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (g)	28	2,836,750
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,804,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.0%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 6.375%	87,150	$ 2,251,956
Goldman Sachs Group, Inc.:
5.95%	65,219	1,654,606
Series C, 4.9931%	39,000	964,860
Series D 4.00%	336,960	8,053,344
Series J, 5.50%	61,019	1,567,578
Morgan Stanley Capital I Trust 6.60%	140,000	3,536,400
		18,028,744
Commercial Banks - 0.8%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,180,000
Series 4, 7.75%	247,800	6,289,164
HSBC Holdings PLC Series B, 8.00%	45,400	1,266,660
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,509,000
SunTrust Banks, Inc. Series E, 5.875%	80,000	2,000,000
U.S. Bancorp:
Series A, 3.50%	21,960	20,185,852
Series H, 5.15%	40,000	1,000,000
		33,430,676
Consumer Finance - 1.7%
Ally Financial, Inc. 7.00% (g)	57,758	56,458,445
HSBC USA, Inc.:
Series F, 3.87%	300,000	6,855,000
Series H, 6.50%	100,000	2,535,000
		65,848,445
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series 4, 4.00%	51,393	1,229,321
Series D, 6.204%	45,000	1,134,000
Citigroup, Inc. Series C, 5.80%	200,000	5,008,000
GMAC Capital Trust I Series 2, 8.125%	900,698	23,976,581
JPMorgan Chase Capital XXIX 6.70%	155,000	4,183,450
		35,531,352
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,799,420
Real Estate Investment Trusts - 1.0%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,291,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,444,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. Series J, 6.50%	12,000	$ 318,600
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,254,164
Series C, 6.875%	50,000	1,298,500
Hospitality Properties Trust Series D, 7.125%	60,000	1,566,000
Kimco Realty Corp. Series K, 5.625%	120,000	3,025,200
Public Storage:
Series T, 5.75%	44,000	1,126,400
Series V, 5.375%	200,000	5,006,000
Sabra Health Care REIT, Inc. Series A, 7.125%	420,000	10,609,200
SL Green Realty Corp. Series I, 6.50%	60,000	1,545,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,083,002
Vornado Realty Trust Series L, 5.40%	80,000	1,960,000
		38,527,566
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,510,800
TOTAL FINANCIALS		195,677,003
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,049,200
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 6.125%	160,000	4,024,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Duquesne Light Co. 6.50%	141,050	7,123,025
Southern California Edison Co.:
5.349%	44,479	4,483,483
Series D, 6.50%	12,500	1,337,891
		12,944,399
TOTAL NONCONVERTIBLE PREFERRED STOCKS		223,335,552
TOTAL PREFERRED STOCKS (Cost $347,484,210)		379,432,742
Floating Rate Loans - 1.5%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (j)	$ 279,708	$ 280,058
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.9492% 5/1/16 (j)	3,990,000	4,024,913
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (j)	870,000	878,691
		4,903,604
TOTAL CONSUMER DISCRETIONARY		5,183,662
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (j)	5,348,159	5,394,955
Tranche 2LN, term loan 9.75% 3/26/20 (j)	2,472,272	2,546,440
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (j)	260,000	260,000
		8,201,395
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/26/18 (j)	396,229	412,078
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)	2,300,000	2,357,500
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (j)	3,500,000	3,508,750
		6,278,328
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)	3,491,250	3,499,978
Real Estate Management & Development - 0.0%
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (j)	2,055,000	2,070,413
TOTAL FINANCIALS		5,570,391
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc. Tranche B 4LN, term loan 2.9438% 5/1/18 (j)	$ 18,995,000	$ 19,042,488
INDUSTRIALS - 0.0%
Machinery - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 7.25% 5/2/19 (j)	285,000	286,425
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (j)	2,500,000	2,490,625
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)	10,670,000	10,657,196
TOTAL FLOATING RATE LOANS (Cost $57,579,580)		57,710,510
Preferred Securities - 2.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	975,000	996,023
FINANCIALS - 2.2%
Commercial Banks - 0.7%
PNC Preferred Funding Trust I 1.9301% (g)(h)(j)	8,450,000	7,386,069
SunTrust Preferred Capital I 4% 12/15/49 (j)	3,866,000	3,396,197
USB Capital IX 3.5% (h)(j)	18,125,000	17,165,634
		27,947,900
Diversified Financial Services - 1.5%
BAC Capital Trust XIV 4% (h)(j)	7,500,000	6,663,587
Citigroup, Inc. 5.35% (h)(j)	3,000,000	2,976,602
General Electric Capital Corp. 5.25% (h)(j)	5,000,000	4,981,250
JPMorgan Chase & Co.:
5.15% (h)(j)	15,000,000	15,232,241
7.9% (h)(j)	6,250,000	7,421,678
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 1.5026% (g)(h)(j)	$ 12,486,000	$ 11,027,446
Wachovia Capital Trust III 5.5698% (h)(j)	8,091,000	8,208,868
		56,511,672
TOTAL FINANCIALS		84,459,572
TOTAL PREFERRED SECURITIES (Cost $77,500,128)		85,455,595
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	194,501,952	194,501,952
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,691,812	4,691,812
TOTAL MONEY MARKET FUNDS (Cost $199,193,764)		199,193,764
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,622,823,105)		4,029,258,920
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(78,281,194)
NET ASSETS - 100%		$ 3,950,977,726
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,153,188 or 6.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,186
Fidelity Securities Lending Cash Central Fund	8,871
Total	$ 123,057
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 168,634,329	$ 162,843,493	$ 5,790,836	$ -
Consumer Staples	347,602,091	340,435,258	7,166,833	-
Energy	252,638,611	252,638,611	-	-
Financials	966,795,523	881,654,523	85,141,000	-
Health Care	355,114,446	338,617,801	16,496,645	-
Industrials	148,261,314	148,261,314	-	-
Information Technology	394,546,619	394,546,619	-	-
Materials	53,110,859	47,000,255	6,110,604	-
Telecommunication Services	76,054,390	72,587,956	3,466,434	-
Utilities	180,806,954	136,695,991	44,110,963	-
Corporate Bonds	742,583,932	6,259,400	736,324,532	-
U.S. Government and Government Agency Obligations	749,983	-	749,983	-
Floating Rate Loans	57,710,510	-	57,710,510	-
Preferred Securities	85,455,595	-	85,455,595	-
Money Market Funds	199,193,764	199,193,764	-	-
Total Investments in Securities:	$ 4,029,258,920	$ 2,980,734,985	$ 1,048,523,935	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.4%
BBB	4.2%
BB	6.4%
B	5.4%
CCC,CC,C	1.3%
Not Rated	2.8%
Equities	74.5%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,512,900) - See accompanying schedule: Unaffiliated issuers (cost $3,423,629,341)	$ 3,830,065,156
Fidelity Central Funds (cost $199,193,764)	199,193,764
Total Investments (cost $3,622,823,105)		$ 4,029,258,920
Cash		116,645
Foreign currency held at value (cost $45,115)		45,115
Receivable for investments sold		135,833,384
Receivable for fund shares sold		8,710,625
Dividends receivable		9,085,373
Interest receivable		8,443,679
Distributions receivable from Fidelity Central Funds		20,380
Prepaid expenses		1,453
Receivable from investment adviser for expense reductions		14,090
Other receivables		20,760
Total assets		4,191,550,424

Liabilities
Payable for investments purchased Regular delivery	$ 221,625,662
Delayed delivery	2,945,000
Payable for fund shares redeemed	8,318,972
Accrued management fee	1,831,094
Distribution and service plan fees payable	350,128
Other affiliated payables	672,188
Other payables and accrued expenses	137,842
Collateral on securities loaned, at value	4,691,812
Total liabilities		240,572,698

Net Assets		$ 3,950,977,726
Net Assets consist of:
Paid in capital		$ 3,529,310,773
Undistributed net investment income		18,881,475
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,639,745)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		406,425,223
Net Assets		$ 3,950,977,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($483,620,677 ÷ 35,586,657 shares)	$ 13.59

Maximum offering price per share (100/94.25 of $13.59)	$ 14.42
Class T: Net Asset Value and redemption price per share ($162,119,924 ÷ 11,934,308 shares)	$ 13.58

Maximum offering price per share (100/96.50 of $13.58)	$ 14.07
Class B: Net Asset Value and offering price per share ($14,190,813 ÷ 1,045,984 shares)A	$ 13.57

Class C: Net Asset Value and offering price per share ($205,130,832 ÷ 15,145,044 shares)A	$ 13.54

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,840,065,122 ÷ 208,006,412 shares)	$ 13.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($245,850,358 ÷ 18,035,568 shares)	$ 13.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 45,384,790
Interest		14,147,673
Income from Fidelity Central Funds		123,057
Total income		59,655,520

Expenses
Management fee	$ 9,746,329
Transfer agent fees	3,322,554
Distribution and service plan fees	1,799,936
Accounting and security lending fees	494,100
Custodian fees and expenses	44,410
Independent trustees' compensation	6,184
Registration fees	271,114
Audit	42,515
Legal	4,294
Miscellaneous	16,405
Total expenses before reductions	15,747,841
Expense reductions	(164,865)	15,582,976
Net investment income (loss)		44,072,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,697,612
Foreign currency transactions	(223,349)
Futures contracts	1,058,593
Total net realized gain (loss)		133,532,856
Change in net unrealized appreciation (depreciation) on: Investment securities	219,819,469
Assets and liabilities in foreign currencies	(11,860)
Total change in net unrealized appreciation (depreciation)		219,807,609
Net gain (loss)		353,340,465
Net increase (decrease) in net assets resulting from operations		$ 397,413,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,072,544	$ 66,458,915
Net realized gain (loss)	133,532,856	97,652,651
Change in net unrealized appreciation (depreciation)	219,807,609	160,863,707
Net increase (decrease) in net assets resulting from operations	397,413,009	324,975,273
Distributions to shareholders from net investment income	(39,273,426)	(58,382,786)
Share transactions - net increase (decrease)	617,786,063	1,260,938,289
Total increase (decrease) in net assets	975,925,646	1,527,530,776

Net Assets
Beginning of period	2,975,052,080	1,447,521,304
End of period (including undistributed net investment income of $18,881,475 and undistributed net investment income of $14,082,357, respectively)	$ 3,950,977,726	$ 2,975,052,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Income from Investment Operations
Net investment income (loss) E	.15	.31	.30	.23 H	.23	.23
Net realized and unrealized gain (loss)	1.34	1.45	.55	1.05	2.25	(5.77)
Total from investment operations	1.49	1.76	.85	1.28	2.48	(5.54)
Distributions from net investment income	(.14)	(.29)	(.31)	(.18)	(.22)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.14)	(.29)	(.31)	(.18)	(.22)	(.87)
Net asset value, end of period	$ 13.59	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Total Return B, C, D	12.27%	16.47%	8.30%	14.16%	37.12%	(44.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of fee waivers, if any	1.07% A	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of all reductions	1.06% A	1.09%	1.14%	1.16%	1.21%	1.11%
Net investment income (loss)	2.33% A	2.60%	2.76%	2.38% H	3.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 483,621	$ 353,726	$ 125,190	$ 77,340	$ 74,580	$ 70,691
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Income from Investment Operations
Net investment income (loss) E	.14	.28	.27	.21 H	.21	.20
Net realized and unrealized gain (loss)	1.32	1.44	.56	1.05	2.25	(5.75)
Total from investment operations	1.46	1.72	.83	1.26	2.46	(5.55)
Distributions from net investment income	(.12)	(.25)	(.28)	(.16)	(.21)	(.23)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.12)	(.25)	(.28)	(.16)	(.21)	(.84)
Net asset value, end of period	$ 13.58	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Total Return B, C, D	12.04%	16.16%	8.14%	13.92%	36.63%	(44.51)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of all reductions	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Net investment income (loss)	2.07% A	2.34%	2.52%	2.16% H	2.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,120	$ 123,395	$ 78,994	$ 59,931	$ 60,134	$ 58,677
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) E	.10	.21	.21	.16 H	.17	.14
Net realized and unrealized gain (loss)	1.33	1.45	.55	1.05	2.25	(5.75)
Total from investment operations	1.43	1.66	.76	1.21	2.42	(5.61)
Distributions from net investment income	(.08)	(.19)	(.21)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.08)	(.19)	(.21)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 13.57	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Total Return B, C, D	11.79%	15.51%	7.48%	13.31%	36.06%	(44.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of all reductions	1.89% A	1.91%	1.92%	1.94%	1.98%	1.91%
Net investment income (loss)	1.49% A	1.78%	1.97%	1.60% H	2.31%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,191	$ 13,962	$ 12,754	$ 15,442	$ 16,098	$ 15,375
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) E	.10	.22	.22	.16 H	.18	.14
Net realized and unrealized gain (loss)	1.33	1.44	.55	1.05	2.25	(5.75)
Total from investment operations	1.43	1.66	.77	1.21	2.43	(5.61)
Distributions from net investment income	(.09)	(.21)	(.23)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.09)	(.21)	(.23)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 13.54	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Total Return B, C, D	11.81%	15.54%	7.54%	13.33%	36.15%	(44.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of all reductions	1.81% A	1.84%	1.87%	1.91%	1.96%	1.88%
Net investment income (loss)	1.58% A	1.85%	2.02%	1.63% H	2.33%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,131	$ 140,428	$ 59,464	$ 39,889	$ 39,920	$ 42,499
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Income from Investment Operations
Net investment income (loss) D	.17	.34	.33	.27 G	.26	.26
Net realized and unrealized gain (loss)	1.34	1.45	.56	1.05	2.25	(5.78)
Total from investment operations	1.51	1.79	.89	1.32	2.51	(5.52)
Distributions from net investment income	(.16)	(.31)	(.34)	(.21)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.16)	(.31)	(.34)	(.21)	(.25)	(.91)
Net asset value, end of period	$ 13.65	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Total Return B, C	12.36%	16.77%	8.69%	14.57%	37.37%	(44.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.81%	.84%	.86%	.93%	.81%
Expenses net of fee waivers, if any	.78% A	.81%	.84%	.86%	.93%	.81%
Expenses net of all reductions	.77% A	.80%	.84%	.86%	.92%	.81%
Net investment income (loss)	2.61% A	2.89%	3.06%	2.68% G	3.36%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,840,066	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340
Portfolio turnover rate F	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.17	.34	.33	.27 G	.25	.26
Net realized and unrealized gain (loss)	1.34	1.46	.55	1.06	2.26	(5.77)
Total from investment operations	1.51	1.80	.88	1.33	2.51	(5.51)
Distributions from net investment income	(.16)	(.32)	(.34)	(.22)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.16)	(.32)	(.34)	(.22)	(.25)	(.91)
Net asset value, end of period	$ 13.63	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Total Return B, C	12.38%	16.83%	8.61%	14.61%	37.44%	(44.23)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.81%	.83%	.83%	.91%	.83%
Expenses net of fee waivers, if any	.79% A	.81%	.83%	.83%	.91%	.83%
Expenses net of all reductions	.78% A	.81%	.82%	.83%	.91%	.83%
Net investment income (loss)	2.60% A	2.88%	3.07%	2.71% G	3.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,850	$ 153,453	$ 32,356	$ 19,705	$ 16,397	$ 18,141
Portfolio turnover rate F	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income® Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, futures contracts, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 435,185,717
Gross unrealized depreciation	(31,209,541)
Net unrealized appreciation (depreciation) on securities and other investments	$ 403,976,176

Tax cost	$ 3,625,282,744

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (132,525,473)
2019	(1,042,020)
Total capital loss carryforward	$ (133,567,493)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,058,593 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,783,121,465 and $1,159,932,907, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 520,775	$ 17,773
Class T	.25%	.25%	358,830	-
Class B	.75%	.25%	70,687	53,015
Class C	.75%	.25%	849,644	361,417
			$ 1,799,936	$ 432,205

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 222,185
Class T	41,057
Class B*	5,393
Class C*	19,071
$ 287,706

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 447,027.21
Class T	160,160.22
Class B	21,291.30
Class C	188,219.22
Strategic Dividend and Income	2,315,324.18
Institutional Class	190,533.19
	$ 3,322,554

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,532 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,146 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,871. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $150,775 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14,090.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 4,360,372	$ 5,694,746
Class T	1,323,032	2,191,209
Class B	92,552	221,175
Class C	1,171,433	1,765,285
Strategic Dividend and Income	30,053,706	46,042,179
Institutional Class	2,272,331	2,468,192
Total	$ 39,273,426	$ 58,382,786

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	9,888,825	21,215,243	$ 129,320,143	$ 249,241,343
Reinvestment of distributions	280,877	402,804	3,560,945	4,728,371
Shares redeemed	(3,473,990)	(4,345,902)	(45,072,025)	(51,525,276)
Net increase (decrease)	6,695,712	17,272,145	$ 87,809,063	$ 202,444,438

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class T
Shares sold	2,703,833	4,187,256	$ 35,244,339	$ 49,247,460
Reinvestment of distributions	93,726	167,848	1,187,202	1,952,936
Shares redeemed	(946,129)	(1,607,633)	(12,310,162)	(19,046,448)
Net increase (decrease)	1,851,430	2,747,471	$ 24,121,379	$ 32,153,948
Class B
Shares sold	100,259	345,414	$ 1,302,761	$ 3,980,028
Reinvestment of distributions	6,186	15,998	77,920	184,295
Shares redeemed	(203,072)	(405,263)	(2,624,280)	(4,735,580)
Net increase (decrease)	(96,627)	(43,851)	$ (1,243,599)	$ (571,257)
Class C
Shares sold	4,637,237	7,747,195	$ 60,742,181	$ 90,662,898
Reinvestment of distributions	75,810	123,791	958,537	1,445,283
Shares redeemed	(1,074,890)	(1,896,034)	(13,926,437)	(22,335,151)
Net increase (decrease)	3,638,157	5,974,952	$ 47,774,281	$ 69,773,030
Strategic Dividend and Income
Shares sold	59,446,169	116,328,586	$ 776,764,076	$ 1,362,994,048
Reinvestment of distributions	2,159,720	3,588,133	27,502,562	42,115,378
Shares redeemed	(31,666,316)	(47,124,625)	(417,397,903)	(559,602,248)
Net increase (decrease)	29,939,573	72,792,094	$ 386,868,735	$ 845,507,178
Institutional Class
Shares sold	7,335,014	12,936,377	$ 96,095,772	$ 151,680,912
Reinvestment of distributions	108,619	130,170	1,385,664	1,540,732
Shares redeemed	(1,904,226)	(3,565,221)	(25,025,232)	(41,590,692)
Net increase (decrease)	5,539,407	9,501,326	$ 72,456,204	$ 111,630,952

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDI-USAN-0713
1.802528.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.07%
Actual		$ 1,000.00	$ 1,122.70	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.32%
Actual		$ 1,000.00	$ 1,120.40	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.90%
Actual		$ 1,000.00	$ 1,117.90	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.82%
Actual		$ 1,000.00	$ 1,118.10	$ 9.61
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Strategic Dividend and Income	.78%
Actual		$ 1,000.00	$ 1,123.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,123.80	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.0	1.6
Chevron Corp.	3.0	2.2
Apple, Inc.	2.8	0.0
Procter & Gamble Co.	2.0	2.1
Johnson & Johnson	2.0	1.8
Pfizer, Inc.	1.8	1.9
Verizon Communications, Inc.	1.6	1.8
Simon Property Group, Inc.	1.5	1.6
The Coca-Cola Co.	1.5	1.6
Merck & Co., Inc.	1.5	1.7
	20.7
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.4	31.5
Information Technology	13.7	8.3
Health Care	11.3	10.8
Consumer Staples	9.6	11.2
Energy	8.5	10.8
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Common Stocks 64.9%		Common Stocks 63.0%
	Preferred Stocks 9.6%		Preferred Stocks 9.9%
	Convertible Bonds 9.9%		Convertible Bonds 11.0%
	Other Investments 12.6%		Other Investments 12.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	5.0%	** Foreign investments	6.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.8%
		Principal Amount (e)	Value
Convertible Bonds - 9.9%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,575,176
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (g)		360,000	624,060
MGM Mirage, Inc. 4.25% 4/15/15		720,000	821,250
			1,445,310
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc. 6% 12/1/17		1,200,000	1,717,500
M/I Homes, Inc. 3% 3/1/18		5,240,000	5,682,256
			7,399,756
TOTAL CONSUMER DISCRETIONARY			10,420,242
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Exterran Holdings, Inc. 4.25% 6/15/14		470,000	623,925
Oil, Gas & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		17,680,000	18,675,384
Chesapeake Energy Corp. 2.5% 5/15/37		14,790,000	14,742,672
Cobalt International Energy, Inc. 2.625% 12/1/19		7,970,000	8,627,525
Peabody Energy Corp. 4.75% 12/15/66		5,300,000	4,561,313
Ship Finance International Ltd. 3.25% 2/1/18		8,910,000	8,991,081
			55,597,975
TOTAL ENERGY			56,221,900
FINANCIALS - 0.6%
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		12,280,000	17,315,414
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		2,070,000	2,511,738
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 2.25% 3/1/19		1,790,000	2,469,305
TOTAL FINANCIALS			22,296,457
HEALTH CARE - 1.7%
Biotechnology - 0.5%
Gilead Sciences, Inc. 1.625% 5/1/16		5,370,000	12,908,138
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. 2.5% 12/15/17		$ 1,820,000	$ 1,996,358
Theravance, Inc. 2.125% 1/15/23		4,900,000	7,068,250
			21,972,746
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17		7,700,000	10,540,530
Health Care Providers & Services - 0.6%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		7,310,000	8,182,631
WellPoint, Inc. 2.75% 10/15/42 (g)		13,900,000	17,289,098
			25,471,729
Pharmaceuticals - 0.3%
Auxilium Pharmaceuticals, Inc. 1.5% 7/15/18		1,000,000	945,300
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (g)		2,000,000	2,995,940
Mylan, Inc. 3.75% 9/15/15		330,000	768,570
ViroPharma, Inc. 2% 3/15/17		1,600,000	2,540,000
VIVUS, Inc. 4.5% 5/1/20 (g)		3,150,000	3,394,125
			10,643,935
TOTAL HEALTH CARE			68,628,940
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14		22,660,000	29,797,900
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14		2,580,000	5,255,138
4.25% 12/15/14		3,170,000	6,617,375
			11,872,513
TOTAL INDUSTRIALS			41,670,413
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.6%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,249,900
InterDigital, Inc. 2.5% 3/15/16		15,460,000	17,044,650
Liberty Interactive LLC 0.75% 3/30/43 (g)		4,600,000	4,847,480
			25,142,030
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
EMC Corp. 1.75% 12/1/13		$ 16,850,000	$ 25,992,810
SanDisk Corp. 1.5% 8/15/17		9,180,000	12,215,092
			38,207,902
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (g)		2,660,000	3,103,888
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37		350,000	521,063
IT Services - 0.0%
CACI International, Inc. 2.125% 5/1/14		550,000	673,750
Semiconductors & Semiconductor Equipment - 1.3%
GT Advanced Technologies, Inc. 3% 10/1/17		11,705,000	10,541,816
Intel Corp. 3.25% 8/1/39		13,900,000	18,070,000
Microchip Technology, Inc. 2.125% 12/15/37		490,000	701,313
Micron Technology, Inc.:
1.625% 2/15/33 (g)		1,890,000	2,400,300
2.125% 2/15/33 (g)		1,140,000	1,446,375
3.125% 5/1/32 (g)		11,370,000	15,775,875
Novellus Systems, Inc. 2.625% 5/15/41		390,000	584,756
			49,520,435
Software - 0.6%
Nuance Communications, Inc.:
2.75% 8/15/27		5,260,000	6,259,400
2.75% 11/1/31		13,330,000	13,813,213
Symantec Corp. 1% 6/15/13		610,000	729,713
TiVo, Inc. 4% 3/15/16 (g)		3,350,000	4,715,795
			25,518,121
TOTAL INFORMATION TECHNOLOGY			142,687,189
MATERIALS - 1.0%
Containers & Packaging - 0.5%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		19,800,000	20,271,240
Metals & Mining - 0.3%
Goldcorp, Inc. 2% 8/1/14		5,790,000	5,927,802
Horsehead Holding Corp. 3.8% 7/1/17		3,360,000	3,492,888
Stillwater Mining Co. 1.75% 10/15/32		1,250,000	1,431,888
			10,852,578
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (g)		$ 1,130,000	$ 1,882,156
4.5% 8/15/15		4,710,000	7,845,094
			9,727,250
TOTAL MATERIALS			40,851,068
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16		430,000	591,250
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		6,850,000	7,564,969
TOTAL TELECOMMUNICATION SERVICES			8,156,219
TOTAL CONVERTIBLE BONDS			390,932,428
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 9.25% 9/1/19 (g)		1,170,000	1,310,400
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 10% 10/1/14		1,089,000	1,192,455
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,472,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		450,000	486,000
			5,150,455
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		3,000,000	3,352,500
Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		2,570,000	2,595,700
7.25% 10/30/17		8,000,000	8,560,000
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,769,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		$ 7,145,000	$ 7,948,813
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)		435,000	461,100
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,591,250
			23,926,113
TOTAL CONSUMER DISCRETIONARY			33,739,468
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		10,935,000	12,028,500
Rite Aid Corp.:
9.5% 6/15/17		5,000,000	5,175,000
10.25% 10/15/19		2,090,000	2,382,600
Tops Markets LLC 8.875% 12/15/17 (g)		3,760,000	4,107,800
			23,693,900
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14		5,017,000	5,355,648
Alpha Natural Resources, Inc.:
6% 6/1/19		13,860,000	12,543,300
6.25% 6/1/21		600,000	535,500
Forest Oil Corp. 7.25% 6/15/19		1,775,000	1,757,250
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		2,415,000	2,680,650
Western Refining, Inc. 6.25% 4/1/21 (g)		295,000	305,325
			23,177,673
FINANCIALS - 5.0%
Capital Markets - 0.4%
Chase Capital II 0.7741% 2/1/27 (j)		9,900,000	8,439,750
Chase Capital Trust VI 0.8991% 8/1/28 (j)		5,000,000	4,150,000
JPMorgan Chase Capital XXIII 1.2751% 5/15/77 (j)		2,500,000	1,975,000
Lehman Brothers Holdings, Inc. 1.1028% (d)(j)		1,000,000	0
			14,564,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 2.0%
Bank of Ireland 10% 7/30/16	EUR	9,543,000	$ 12,893,949
CIT Group, Inc. 4.75% 2/15/15 (g)		$ 3,610,000	3,763,425
Corestates Capital II 0.9271% 1/15/27 (g)(j)		3,000,000	2,542,500
Corestates Capital III 0.8451% 2/15/27 (g)(j)		3,960,000	3,405,600
First Maryland Capital I 1.2771% 1/15/27 (j)		2,500,000	2,075,000
First Maryland Capital II 1.1241% 2/1/27 (j)		4,100,000	3,403,000
JPMorgan Chase Capital XXI 1.2231% 1/15/87 (j)		12,500,000	10,000,000
PNC Capital Trust C 0.8571% 6/1/28 (j)		9,000,000	7,616,250
Wachovia Capital Trust II 0.7771% 1/15/27 (j)		32,014,000	27,532,040
Wells Fargo Capital II 0.7756% 1/30/27 (j)		5,930,000	5,025,675
Wells Fargo Capital X 5.95% 12/15/36		1,000,000	1,025,000
			79,282,439
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16		4,500,000	4,533,750
American Express Co. 6.8% 9/1/66 (j)		2,500,000	2,731,250
GMAC LLC 8% 11/1/31		3,900,000	5,031,000
			12,296,000
Diversified Financial Services - 2.3%
Central Fidelity Capital Trust I 1.2771% 4/15/27 (j)		2,500,000	2,118,750
General Electric Capital Corp. 7.125% (h)(j)		10,000,000	11,700,000
General Motors Financial Co., Inc. 2.75% 5/15/16 (g)		795,000	793,808
Goldman Sachs Capital II 4% (h)(j)		20,953,000	18,124,345
Goldman Sachs Capital III 4% (h)(j)		18,715,000	16,188,475
ILFC E-Capital Trust I 4.686% 12/21/65 (g)(j)		37,530,000	33,777,000
JPMorgan Chase Capital XIII 1.2336% 9/30/34 (j)		2,750,000	2,282,500
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		4,945,000	5,600,213
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,769,175
			93,354,266
TOTAL FINANCIALS			199,497,455
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 5.75% 11/1/24		$ 2,165,000	$ 2,240,775
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,360,000	1,479,000
			3,719,775
INDUSTRIALS - 0.8%
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		4,825,000	4,740,563
Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		3,875,000	3,991,250
Navios Maritime Holdings, Inc. 8.125% 2/15/19		12,965,000	12,608,463
			16,599,713
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	854,813
8.625% 9/15/15		5,000,000	5,625,000
8.875% 9/1/17		3,000,000	3,607,500
			10,087,313
TOTAL INDUSTRIALS			31,427,589
MATERIALS - 0.2%
Chemicals - 0.0%
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)		510,000	520,200
Metals & Mining - 0.2%
Severstal Columbus LLC 10.25% 2/15/18		8,310,000	8,933,250
TOTAL MATERIALS			9,453,450
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp. 6.875% 11/15/28		13,215,000	13,215,000
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)(i)		2,945,000	2,904,506
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.:
6% 12/1/16		$ 4,660,000	$ 5,038,625
7% 8/15/20		1,500,000	1,627,500
			9,570,631
TOTAL TELECOMMUNICATION SERVICES			22,785,631
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (g)		845,000	897,813
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	3,258,750
TOTAL UTILITIES			4,156,563
TOTAL NONCONVERTIBLE BONDS			351,651,504
TOTAL CORPORATE BONDS (Cost $681,037,624)			742,583,932
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 to 7/18/13 (Cost $749,964)		750,000	749,983
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.1%
Ford Motor Co.	236,400	3,706,752
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,010,165
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	146,100	5,728,581
Cedar Fair LP (depositary unit)	124,800	5,105,568
Las Vegas Sands Corp.	68,800	3,983,520
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	253,300	$ 24,461,181
Wyndham Worldwide Corp.	60,400	3,510,448
Yum! Brands, Inc.	78,900	5,345,475
		48,134,773
Household Durables - 0.1%
Whirlpool Corp.	23,800	3,040,688
Media - 1.1%
Comcast Corp. Class A	496,100	19,918,415
The Walt Disney Co.	93,400	5,891,672
Time Warner Cable, Inc.	100,000	9,551,000
Time Warner, Inc.	168,900	9,858,693
		45,219,780
Specialty Retail - 0.6%
Home Depot, Inc.	221,600	17,431,056
Lowe's Companies, Inc.	144,900	6,101,739
		23,532,795
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,949,908
TOTAL CONSUMER DISCRETIONARY		137,594,861
CONSUMER STAPLES - 8.6%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	78,100	7,178,952
Dr. Pepper Snapple Group, Inc.	105,500	4,850,890
PepsiCo, Inc.	536,800	43,357,336
SABMiller PLC	72,100	3,647,973
The Coca-Cola Co.	1,492,500	59,685,075
		118,720,226
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	266,200	19,922,408
Food Products - 0.8%
Kellogg Co.	147,900	9,177,195
Mondelez International, Inc.	530,200	15,619,692
Unilever NV (NY Reg.)	223,500	9,114,330
		33,911,217
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.2%
Colgate-Palmolive Co.	126,200	$ 7,299,408
Procter & Gamble Co.	1,030,158	79,074,928
		86,374,336
Tobacco - 2.1%
Altria Group, Inc.	276,300	9,974,430
British American Tobacco PLC sponsored ADR	107,600	11,811,252
Lorillard, Inc.	182,100	7,728,324
Philip Morris International, Inc.	571,918	51,993,065
		81,507,071
TOTAL CONSUMER STAPLES		340,435,258
ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	147,700	8,887,109
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP	137,300	5,906,646
Canadian Natural Resources Ltd.	108,800	3,242,749
Chevron Corp.	965,700	118,539,675
Enterprise Products Partners LP	44,300	2,630,977
Exxon Mobil Corp.	546,700	49,459,949
Murphy Oil Corp.	77,800	4,926,296
Occidental Petroleum Corp.	212,600	19,574,082
The Williams Companies, Inc.	680,000	23,922,400
Western Gas Partners LP	25,000	1,470,750
		229,673,524
TOTAL ENERGY		238,560,633
FINANCIALS - 19.0%
Capital Markets - 1.0%
BlackRock, Inc. Class A	75,500	21,079,600
KKR & Co. LP	568,500	11,074,380
The Blackstone Group LP	356,700	7,808,163
		39,962,143
Commercial Banks - 1.5%
Commerce Bancshares, Inc.	89,675	3,902,656
Cullen/Frost Bankers, Inc. (f)	82,200	5,289,570
M&T Bank Corp.	128,600	13,490,140
National Penn Bancshares, Inc.	356,500	3,522,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	178,600	$ 12,794,904
U.S. Bancorp	364,000	12,761,840
Wells Fargo & Co.	201,400	8,166,770
		59,928,100
Consumer Finance - 0.1%
Capital One Financial Corp.	68,100	4,149,333
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	189,100	10,322,969
The NASDAQ Stock Market, Inc.	225,800	7,103,668
		17,426,637
Insurance - 2.2%
ACE Ltd.	56,100	5,031,048
Axis Capital Holdings Ltd.	151,600	6,603,696
esure Group PLC	574,300	2,718,122
Marsh & McLennan Companies, Inc.	186,300	7,455,726
MetLife, Inc.	506,600	22,396,786
MetLife, Inc. unit	365,300	19,408,389
Prudential Financial, Inc.	160,400	11,062,788
The Travelers Companies, Inc.	128,700	10,774,764
		85,451,319
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	194,313	5,036,593
Alexandria Real Estate Equities, Inc.	241,994	16,576,589
AvalonBay Communities, Inc.	80,248	10,645,700
Aviv REIT, Inc.	71,000	1,840,320
Blackstone Mortgage Trust, Inc.	44,700	1,178,739
Boston Properties, Inc.	201,696	21,496,760
Camden Property Trust (SBI)	286,662	19,851,344
CBL & Associates Properties, Inc.	109,654	2,520,945
Cedar Shopping Centers, Inc.	524,939	3,018,399
Chambers Street Properties	122,488	1,130,564
Chesapeake Lodging Trust	536,776	12,104,299
Coresite Realty Corp.	13,800	443,256
Corrections Corp. of America	96,354	3,386,843
Cousins Properties, Inc.	747,640	7,715,645
Digital Realty Trust, Inc.	28,900	1,760,299
Douglas Emmett, Inc.	427,701	10,902,098
DuPont Fabros Technology, Inc.	230,372	5,581,914
Education Realty Trust, Inc.	1,009,730	10,561,776
Equity Lifestyle Properties, Inc.	33,036	2,549,388
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.	491,848	$ 11,474,814
Equity Residential (SBI)	265,326	15,004,185
Essex Property Trust, Inc.	110,202	17,317,142
Excel Trust, Inc.	96,477	1,288,933
First Industrial Realty Trust, Inc.	370,000	6,249,300
First Potomac Realty Trust	220,620	3,018,082
General Growth Properties, Inc.	697,756	14,324,931
Glimcher Realty Trust	1,039,348	12,139,585
HCP, Inc.	364,639	17,276,596
Health Care REIT, Inc.	152,996	10,408,318
Highwoods Properties, Inc. (SBI)	162,588	5,921,455
Home Properties, Inc.	204,635	12,435,669
Host Hotels & Resorts, Inc.	837,697	14,902,630
Kite Realty Group Trust	443,934	2,694,679
Lexington Corporate Properties Trust	595,300	7,494,827
National Retail Properties, Inc.	429,462	15,404,802
Pennsylvania Real Estate Investment Trust (SBI)	75,000	1,491,750
Piedmont Office Realty Trust, Inc. Class A	496,100	9,420,939
Prologis, Inc.	840,210	33,860,463
Public Storage	228,238	34,646,528
Retail Properties America, Inc.	390,200	5,954,452
Sabra Health Care REIT, Inc.	133,943	3,623,158
Simon Property Group, Inc.	359,615	59,854,321
SL Green Realty Corp.	269,823	23,469,205
Sun Communities, Inc.	86,862	4,340,494
Sunstone Hotel Investors, Inc. (a)	713,462	8,604,352
Terreno Realty Corp.	33,600	639,408
The Macerich Co.	50,600	3,284,446
Ventas, Inc.	548,239	39,127,817
Vornado Realty Trust	47,514	3,798,744
		537,773,496
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	288,700	5,416,012
TOTAL FINANCIALS		750,107,040
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	157,800	15,863,634
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	55,800	$ 3,924,414
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	303,508	8,604,452
Emeritus Corp. (a)	294,630	7,489,495
		16,093,947
Pharmaceuticals - 7.6%
AbbVie, Inc.	645,500	27,556,395
Eli Lilly & Co.	387,900	20,620,764
GlaxoSmithKline PLC sponsored ADR	309,050	15,999,519
Johnson & Johnson	908,744	76,498,070
Merck & Co., Inc.	1,248,990	58,327,833
Pfizer, Inc.	2,657,200	72,355,556
Roche Holding AG sponsored ADR	156,800	9,774,912
Sanofi SA sponsored ADR	321,500	17,068,435
		298,201,484
TOTAL HEALTH CARE		334,083,479
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	126,500	9,925,190
United Technologies Corp.	103,200	9,793,680
		19,718,870
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	77,200	1,578,740
Republic Services, Inc.	106,300	3,624,830
Waste Management, Inc.	150,800	6,323,044
West Corp.	249,700	5,718,130
		17,244,744
Electrical Equipment - 0.5%
Eaton Corp. PLC	184,400	12,181,464
Emerson Electric Co.	122,800	7,056,088
		19,237,552
Industrial Conglomerates - 1.3%
3M Co.	288,500	31,812,895
General Electric Co.	867,353	20,226,672
		52,039,567
Machinery - 0.6%
Cummins, Inc.	53,300	6,376,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	144,700	$ 10,147,811
Stanley Black & Decker, Inc.	87,300	6,915,906
		23,439,996
TOTAL INDUSTRIALS		131,680,729
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,321,900	55,911,352
Computers & Peripherals - 3.0%
Apple, Inc.	245,300	110,306,504
EMC Corp.	254,800	6,308,848
		116,615,352
IT Services - 1.0%
Accenture PLC Class A	65,200	5,353,572
Automatic Data Processing, Inc.	190,600	13,098,032
Fidelity National Information Services, Inc.	161,200	7,237,880
Paychex, Inc.	324,500	12,081,135
		37,770,619
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	181,100	8,317,923
Intel Corp.	1,765,700	42,871,196
Linear Technology Corp.	162,900	6,108,750
		57,297,869
Software - 3.0%
Microsoft Corp.	3,448,900	120,297,619
TOTAL INFORMATION TECHNOLOGY		387,892,811
MATERIALS - 1.2%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	323,600	18,053,644
Eastman Chemical Co.	56,400	4,045,008
LyondellBasell Industries NV Class A	156,800	10,450,720
The Dow Chemical Co.	157,800	5,437,788
		37,987,160
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	195,300	$ 9,013,095
TOTAL MATERIALS		47,000,255
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,335,200	64,730,496
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,196,100	3,466,434
TOTAL TELECOMMUNICATION SERVICES		68,196,930
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	179,700	8,233,854
Cleco Corp.	81,800	3,722,718
Edison International	320,900	14,742,146
Hawaiian Electric Industries, Inc. (f)	204,300	5,346,531
NextEra Energy, Inc.	291,400	22,035,668
Northeast Utilities	364,700	15,197,049
PPL Corp.	203,192	6,034,802
Southern Co.	189,900	8,336,610
		83,649,378
Gas Utilities - 0.2%
Atmos Energy Corp.	133,500	5,636,370
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	252,700	5,857,586
NiSource, Inc.	265,500	7,627,815
PG&E Corp.	150,900	6,776,919
Sempra Energy	234,100	19,032,330
		39,294,650
TOTAL UTILITIES		128,580,398
TOTAL COMMON STOCKS (Cost $2,259,277,835)		2,564,132,394
Preferred Stocks - 9.6%
	Shares	Value
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.6%
General Motors Co. 4.75%	517,284	$ 25,248,632
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	4,644	5,790,836
TOTAL CONSUMER DISCRETIONARY		31,039,468
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 3.75% (g)	40,900	4,330,083
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	198,200	9,273,778
FINANCIALS - 0.5%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,566,516
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,278,450
Diversified Financial Services - 0.0%
Bank of America Corp. Series L, 7.25%	1,228	1,458,864
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	121,800	7,707,650
TOTAL FINANCIALS		21,011,480
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	19,112	4,534,322
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A, 6.50%	13,508	16,496,645
TOTAL HEALTH CARE		21,030,967
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	214,000	12,912,760
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 5.00%	4,900	$ 618,625
TOTAL INDUSTRIALS		13,531,385
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Unisys Corp. Series A, 6.25%	112,700	6,653,808
MATERIALS - 0.2%
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc. 7.00%	322,800	6,110,604
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	62,000	3,833,460
UTILITIES - 1.0%
Electric Utilities - 0.6%
NextEra Energy, Inc.:
5.889%	174,400	9,360,048
7.00%	29,000	1,618,200
Series E, 5.599%	37,000	2,013,910
PPL Corp. 8.75%	180,300	9,709,155
		22,701,313
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	346,300	16,580,844
TOTAL UTILITIES		39,282,157
TOTAL CONVERTIBLE PREFERRED STOCKS		156,097,190
Nonconvertible Preferred Stocks - 5.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (g)	28	2,836,750
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,804,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.0%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 6.375%	87,150	$ 2,251,956
Goldman Sachs Group, Inc.:
5.95%	65,219	1,654,606
Series C, 4.9931%	39,000	964,860
Series D 4.00%	336,960	8,053,344
Series J, 5.50%	61,019	1,567,578
Morgan Stanley Capital I Trust 6.60%	140,000	3,536,400
		18,028,744
Commercial Banks - 0.8%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,180,000
Series 4, 7.75%	247,800	6,289,164
HSBC Holdings PLC Series B, 8.00%	45,400	1,266,660
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,509,000
SunTrust Banks, Inc. Series E, 5.875%	80,000	2,000,000
U.S. Bancorp:
Series A, 3.50%	21,960	20,185,852
Series H, 5.15%	40,000	1,000,000
		33,430,676
Consumer Finance - 1.7%
Ally Financial, Inc. 7.00% (g)	57,758	56,458,445
HSBC USA, Inc.:
Series F, 3.87%	300,000	6,855,000
Series H, 6.50%	100,000	2,535,000
		65,848,445
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series 4, 4.00%	51,393	1,229,321
Series D, 6.204%	45,000	1,134,000
Citigroup, Inc. Series C, 5.80%	200,000	5,008,000
GMAC Capital Trust I Series 2, 8.125%	900,698	23,976,581
JPMorgan Chase Capital XXIX 6.70%	155,000	4,183,450
		35,531,352
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,799,420
Real Estate Investment Trusts - 1.0%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,291,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,444,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. Series J, 6.50%	12,000	$ 318,600
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,254,164
Series C, 6.875%	50,000	1,298,500
Hospitality Properties Trust Series D, 7.125%	60,000	1,566,000
Kimco Realty Corp. Series K, 5.625%	120,000	3,025,200
Public Storage:
Series T, 5.75%	44,000	1,126,400
Series V, 5.375%	200,000	5,006,000
Sabra Health Care REIT, Inc. Series A, 7.125%	420,000	10,609,200
SL Green Realty Corp. Series I, 6.50%	60,000	1,545,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,083,002
Vornado Realty Trust Series L, 5.40%	80,000	1,960,000
		38,527,566
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,510,800
TOTAL FINANCIALS		195,677,003
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,049,200
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 6.125%	160,000	4,024,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Duquesne Light Co. 6.50%	141,050	7,123,025
Southern California Edison Co.:
5.349%	44,479	4,483,483
Series D, 6.50%	12,500	1,337,891
		12,944,399
TOTAL NONCONVERTIBLE PREFERRED STOCKS		223,335,552
TOTAL PREFERRED STOCKS (Cost $347,484,210)		379,432,742
Floating Rate Loans - 1.5%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (j)	$ 279,708	$ 280,058
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.9492% 5/1/16 (j)	3,990,000	4,024,913
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (j)	870,000	878,691
		4,903,604
TOTAL CONSUMER DISCRETIONARY		5,183,662
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (j)	5,348,159	5,394,955
Tranche 2LN, term loan 9.75% 3/26/20 (j)	2,472,272	2,546,440
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (j)	260,000	260,000
		8,201,395
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/26/18 (j)	396,229	412,078
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)	2,300,000	2,357,500
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (j)	3,500,000	3,508,750
		6,278,328
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)	3,491,250	3,499,978
Real Estate Management & Development - 0.0%
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (j)	2,055,000	2,070,413
TOTAL FINANCIALS		5,570,391
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc. Tranche B 4LN, term loan 2.9438% 5/1/18 (j)	$ 18,995,000	$ 19,042,488
INDUSTRIALS - 0.0%
Machinery - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 7.25% 5/2/19 (j)	285,000	286,425
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (j)	2,500,000	2,490,625
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)	10,670,000	10,657,196
TOTAL FLOATING RATE LOANS (Cost $57,579,580)		57,710,510
Preferred Securities - 2.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	975,000	996,023
FINANCIALS - 2.2%
Commercial Banks - 0.7%
PNC Preferred Funding Trust I 1.9301% (g)(h)(j)	8,450,000	7,386,069
SunTrust Preferred Capital I 4% 12/15/49 (j)	3,866,000	3,396,197
USB Capital IX 3.5% (h)(j)	18,125,000	17,165,634
		27,947,900
Diversified Financial Services - 1.5%
BAC Capital Trust XIV 4% (h)(j)	7,500,000	6,663,587
Citigroup, Inc. 5.35% (h)(j)	3,000,000	2,976,602
General Electric Capital Corp. 5.25% (h)(j)	5,000,000	4,981,250
JPMorgan Chase & Co.:
5.15% (h)(j)	15,000,000	15,232,241
7.9% (h)(j)	6,250,000	7,421,678
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 1.5026% (g)(h)(j)	$ 12,486,000	$ 11,027,446
Wachovia Capital Trust III 5.5698% (h)(j)	8,091,000	8,208,868
		56,511,672
TOTAL FINANCIALS		84,459,572
TOTAL PREFERRED SECURITIES (Cost $77,500,128)		85,455,595
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	194,501,952	194,501,952
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,691,812	4,691,812
TOTAL MONEY MARKET FUNDS (Cost $199,193,764)		199,193,764
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,622,823,105)		4,029,258,920
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(78,281,194)
NET ASSETS - 100%		$ 3,950,977,726
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,153,188 or 6.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,186
Fidelity Securities Lending Cash Central Fund	8,871
Total	$ 123,057
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 168,634,329	$ 162,843,493	$ 5,790,836	$ -
Consumer Staples	347,602,091	340,435,258	7,166,833	-
Energy	252,638,611	252,638,611	-	-
Financials	966,795,523	881,654,523	85,141,000	-
Health Care	355,114,446	338,617,801	16,496,645	-
Industrials	148,261,314	148,261,314	-	-
Information Technology	394,546,619	394,546,619	-	-
Materials	53,110,859	47,000,255	6,110,604	-
Telecommunication Services	76,054,390	72,587,956	3,466,434	-
Utilities	180,806,954	136,695,991	44,110,963	-
Corporate Bonds	742,583,932	6,259,400	736,324,532	-
U.S. Government and Government Agency Obligations	749,983	-	749,983	-
Floating Rate Loans	57,710,510	-	57,710,510	-
Preferred Securities	85,455,595	-	85,455,595	-
Money Market Funds	199,193,764	199,193,764	-	-
Total Investments in Securities:	$ 4,029,258,920	$ 2,980,734,985	$ 1,048,523,935	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.4%
BBB	4.2%
BB	6.4%
B	5.4%
CCC,CC,C	1.3%
Not Rated	2.8%
Equities	74.5%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,512,900) - See accompanying schedule: Unaffiliated issuers (cost $3,423,629,341)	$ 3,830,065,156
Fidelity Central Funds (cost $199,193,764)	199,193,764
Total Investments (cost $3,622,823,105)		$ 4,029,258,920
Cash		116,645
Foreign currency held at value (cost $45,115)		45,115
Receivable for investments sold		135,833,384
Receivable for fund shares sold		8,710,625
Dividends receivable		9,085,373
Interest receivable		8,443,679
Distributions receivable from Fidelity Central Funds		20,380
Prepaid expenses		1,453
Receivable from investment adviser for expense reductions		14,090
Other receivables		20,760
Total assets		4,191,550,424

Liabilities
Payable for investments purchased Regular delivery	$ 221,625,662
Delayed delivery	2,945,000
Payable for fund shares redeemed	8,318,972
Accrued management fee	1,831,094
Distribution and service plan fees payable	350,128
Other affiliated payables	672,188
Other payables and accrued expenses	137,842
Collateral on securities loaned, at value	4,691,812
Total liabilities		240,572,698

Net Assets		$ 3,950,977,726
Net Assets consist of:
Paid in capital		$ 3,529,310,773
Undistributed net investment income		18,881,475
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,639,745)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		406,425,223
Net Assets		$ 3,950,977,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($483,620,677 ÷ 35,586,657 shares)	$ 13.59

Maximum offering price per share (100/94.25 of $13.59)	$ 14.42
Class T: Net Asset Value and redemption price per share ($162,119,924 ÷ 11,934,308 shares)	$ 13.58

Maximum offering price per share (100/96.50 of $13.58)	$ 14.07
Class B: Net Asset Value and offering price per share ($14,190,813 ÷ 1,045,984 shares)A	$ 13.57

Class C: Net Asset Value and offering price per share ($205,130,832 ÷ 15,145,044 shares)A	$ 13.54

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,840,065,122 ÷ 208,006,412 shares)	$ 13.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($245,850,358 ÷ 18,035,568 shares)	$ 13.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 45,384,790
Interest		14,147,673
Income from Fidelity Central Funds		123,057
Total income		59,655,520

Expenses
Management fee	$ 9,746,329
Transfer agent fees	3,322,554
Distribution and service plan fees	1,799,936
Accounting and security lending fees	494,100
Custodian fees and expenses	44,410
Independent trustees' compensation	6,184
Registration fees	271,114
Audit	42,515
Legal	4,294
Miscellaneous	16,405
Total expenses before reductions	15,747,841
Expense reductions	(164,865)	15,582,976
Net investment income (loss)		44,072,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,697,612
Foreign currency transactions	(223,349)
Futures contracts	1,058,593
Total net realized gain (loss)		133,532,856
Change in net unrealized appreciation (depreciation) on: Investment securities	219,819,469
Assets and liabilities in foreign currencies	(11,860)
Total change in net unrealized appreciation (depreciation)		219,807,609
Net gain (loss)		353,340,465
Net increase (decrease) in net assets resulting from operations		$ 397,413,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,072,544	$ 66,458,915
Net realized gain (loss)	133,532,856	97,652,651
Change in net unrealized appreciation (depreciation)	219,807,609	160,863,707
Net increase (decrease) in net assets resulting from operations	397,413,009	324,975,273
Distributions to shareholders from net investment income	(39,273,426)	(58,382,786)
Share transactions - net increase (decrease)	617,786,063	1,260,938,289
Total increase (decrease) in net assets	975,925,646	1,527,530,776

Net Assets
Beginning of period	2,975,052,080	1,447,521,304
End of period (including undistributed net investment income of $18,881,475 and undistributed net investment income of $14,082,357, respectively)	$ 3,950,977,726	$ 2,975,052,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Income from Investment Operations
Net investment income (loss) E	.15	.31	.30	.23 H	.23	.23
Net realized and unrealized gain (loss)	1.34	1.45	.55	1.05	2.25	(5.77)
Total from investment operations	1.49	1.76	.85	1.28	2.48	(5.54)
Distributions from net investment income	(.14)	(.29)	(.31)	(.18)	(.22)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.14)	(.29)	(.31)	(.18)	(.22)	(.87)
Net asset value, end of period	$ 13.59	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Total Return B, C, D	12.27%	16.47%	8.30%	14.16%	37.12%	(44.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of fee waivers, if any	1.07% A	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of all reductions	1.06% A	1.09%	1.14%	1.16%	1.21%	1.11%
Net investment income (loss)	2.33% A	2.60%	2.76%	2.38% H	3.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 483,621	$ 353,726	$ 125,190	$ 77,340	$ 74,580	$ 70,691
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Income from Investment Operations
Net investment income (loss) E	.14	.28	.27	.21 H	.21	.20
Net realized and unrealized gain (loss)	1.32	1.44	.56	1.05	2.25	(5.75)
Total from investment operations	1.46	1.72	.83	1.26	2.46	(5.55)
Distributions from net investment income	(.12)	(.25)	(.28)	(.16)	(.21)	(.23)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.12)	(.25)	(.28)	(.16)	(.21)	(.84)
Net asset value, end of period	$ 13.58	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Total Return B, C, D	12.04%	16.16%	8.14%	13.92%	36.63%	(44.51)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of all reductions	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Net investment income (loss)	2.07% A	2.34%	2.52%	2.16% H	2.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,120	$ 123,395	$ 78,994	$ 59,931	$ 60,134	$ 58,677
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) E	.10	.21	.21	.16 H	.17	.14
Net realized and unrealized gain (loss)	1.33	1.45	.55	1.05	2.25	(5.75)
Total from investment operations	1.43	1.66	.76	1.21	2.42	(5.61)
Distributions from net investment income	(.08)	(.19)	(.21)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.08)	(.19)	(.21)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 13.57	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Total Return B, C, D	11.79%	15.51%	7.48%	13.31%	36.06%	(44.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of all reductions	1.89% A	1.91%	1.92%	1.94%	1.98%	1.91%
Net investment income (loss)	1.49% A	1.78%	1.97%	1.60% H	2.31%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,191	$ 13,962	$ 12,754	$ 15,442	$ 16,098	$ 15,375
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) E	.10	.22	.22	.16 H	.18	.14
Net realized and unrealized gain (loss)	1.33	1.44	.55	1.05	2.25	(5.75)
Total from investment operations	1.43	1.66	.77	1.21	2.43	(5.61)
Distributions from net investment income	(.09)	(.21)	(.23)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.09)	(.21)	(.23)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 13.54	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Total Return B, C, D	11.81%	15.54%	7.54%	13.33%	36.15%	(44.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of all reductions	1.81% A	1.84%	1.87%	1.91%	1.96%	1.88%
Net investment income (loss)	1.58% A	1.85%	2.02%	1.63% H	2.33%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,131	$ 140,428	$ 59,464	$ 39,889	$ 39,920	$ 42,499
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Income from Investment Operations
Net investment income (loss) D	.17	.34	.33	.27 G	.26	.26
Net realized and unrealized gain (loss)	1.34	1.45	.56	1.05	2.25	(5.78)
Total from investment operations	1.51	1.79	.89	1.32	2.51	(5.52)
Distributions from net investment income	(.16)	(.31)	(.34)	(.21)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.16)	(.31)	(.34)	(.21)	(.25)	(.91)
Net asset value, end of period	$ 13.65	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Total Return B, C	12.36%	16.77%	8.69%	14.57%	37.37%	(44.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.81%	.84%	.86%	.93%	.81%
Expenses net of fee waivers, if any	.78% A	.81%	.84%	.86%	.93%	.81%
Expenses net of all reductions	.77% A	.80%	.84%	.86%	.92%	.81%
Net investment income (loss)	2.61% A	2.89%	3.06%	2.68% G	3.36%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,840,066	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340
Portfolio turnover rate F	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.17	.34	.33	.27 G	.25	.26
Net realized and unrealized gain (loss)	1.34	1.46	.55	1.06	2.26	(5.77)
Total from investment operations	1.51	1.80	.88	1.33	2.51	(5.51)
Distributions from net investment income	(.16)	(.32)	(.34)	(.22)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.16)	(.32)	(.34)	(.22)	(.25)	(.91)
Net asset value, end of period	$ 13.63	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Total Return B, C	12.38%	16.83%	8.61%	14.61%	37.44%	(44.23)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.81%	.83%	.83%	.91%	.83%
Expenses net of fee waivers, if any	.79% A	.81%	.83%	.83%	.91%	.83%
Expenses net of all reductions	.78% A	.81%	.82%	.83%	.91%	.83%
Net investment income (loss)	2.60% A	2.88%	3.07%	2.71% G	3.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,850	$ 153,453	$ 32,356	$ 19,705	$ 16,397	$ 18,141
Portfolio turnover rate F	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income® Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, futures contracts, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 435,185,717
Gross unrealized depreciation	(31,209,541)
Net unrealized appreciation (depreciation) on securities and other investments	$ 403,976,176

Tax cost	$ 3,625,282,744

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (132,525,473)
2019	(1,042,020)
Total capital loss carryforward	$ (133,567,493)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,058,593 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,783,121,465 and $1,159,932,907, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 520,775	$ 17,773
Class T	.25%	.25%	358,830	-
Class B	.75%	.25%	70,687	53,015
Class C	.75%	.25%	849,644	361,417
			$ 1,799,936	$ 432,205

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 222,185
Class T	41,057
Class B*	5,393
Class C*	19,071
$ 287,706

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 447,027.21
Class T	160,160.22
Class B	21,291.30
Class C	188,219.22
Strategic Dividend and Income	2,315,324.18
Institutional Class	190,533.19
	$ 3,322,554

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,532 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,146 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,871. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $150,775 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14,090.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 4,360,372	$ 5,694,746
Class T	1,323,032	2,191,209
Class B	92,552	221,175
Class C	1,171,433	1,765,285
Strategic Dividend and Income	30,053,706	46,042,179
Institutional Class	2,272,331	2,468,192
Total	$ 39,273,426	$ 58,382,786

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	9,888,825	21,215,243	$ 129,320,143	$ 249,241,343
Reinvestment of distributions	280,877	402,804	3,560,945	4,728,371
Shares redeemed	(3,473,990)	(4,345,902)	(45,072,025)	(51,525,276)
Net increase (decrease)	6,695,712	17,272,145	$ 87,809,063	$ 202,444,438

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class T
Shares sold	2,703,833	4,187,256	$ 35,244,339	$ 49,247,460
Reinvestment of distributions	93,726	167,848	1,187,202	1,952,936
Shares redeemed	(946,129)	(1,607,633)	(12,310,162)	(19,046,448)
Net increase (decrease)	1,851,430	2,747,471	$ 24,121,379	$ 32,153,948
Class B
Shares sold	100,259	345,414	$ 1,302,761	$ 3,980,028
Reinvestment of distributions	6,186	15,998	77,920	184,295
Shares redeemed	(203,072)	(405,263)	(2,624,280)	(4,735,580)
Net increase (decrease)	(96,627)	(43,851)	$ (1,243,599)	$ (571,257)
Class C
Shares sold	4,637,237	7,747,195	$ 60,742,181	$ 90,662,898
Reinvestment of distributions	75,810	123,791	958,537	1,445,283
Shares redeemed	(1,074,890)	(1,896,034)	(13,926,437)	(22,335,151)
Net increase (decrease)	3,638,157	5,974,952	$ 47,774,281	$ 69,773,030
Strategic Dividend and Income
Shares sold	59,446,169	116,328,586	$ 776,764,076	$ 1,362,994,048
Reinvestment of distributions	2,159,720	3,588,133	27,502,562	42,115,378
Shares redeemed	(31,666,316)	(47,124,625)	(417,397,903)	(559,602,248)
Net increase (decrease)	29,939,573	72,792,094	$ 386,868,735	$ 845,507,178
Institutional Class
Shares sold	7,335,014	12,936,377	$ 96,095,772	$ 151,680,912
Reinvestment of distributions	108,619	130,170	1,385,664	1,540,732
Shares redeemed	(1,904,226)	(3,565,221)	(25,025,232)	(41,590,692)
Net increase (decrease)	5,539,407	9,501,326	$ 72,456,204	$ 111,630,952

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDII-USAN-0713
1.802530.109

Fidelity®

Strategic Dividend & Income®

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.07%
Actual		$ 1,000.00	$ 1,122.70	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.32%
Actual		$ 1,000.00	$ 1,120.40	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.90%
Actual		$ 1,000.00	$ 1,117.90	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.82%
Actual		$ 1,000.00	$ 1,118.10	$ 9.61
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Strategic Dividend and Income	.78%
Actual		$ 1,000.00	$ 1,123.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,123.80	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.0	1.6
Chevron Corp.	3.0	2.2
Apple, Inc.	2.8	0.0
Procter & Gamble Co.	2.0	2.1
Johnson & Johnson	2.0	1.8
Pfizer, Inc.	1.8	1.9
Verizon Communications, Inc.	1.6	1.8
Simon Property Group, Inc.	1.5	1.6
The Coca-Cola Co.	1.5	1.6
Merck & Co., Inc.	1.5	1.7
	20.7
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.4	31.5
Information Technology	13.7	8.3
Health Care	11.3	10.8
Consumer Staples	9.6	11.2
Energy	8.5	10.8
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Common Stocks 64.9%		Common Stocks 63.0%
	Preferred Stocks 9.6%		Preferred Stocks 9.9%
	Convertible Bonds 9.9%		Convertible Bonds 11.0%
	Other Investments 12.6%		Other Investments 12.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	5.0%	** Foreign investments	6.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.8%
		Principal Amount (e)	Value
Convertible Bonds - 9.9%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16		$ 860,000	$ 1,575,176
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (g)		360,000	624,060
MGM Mirage, Inc. 4.25% 4/15/15		720,000	821,250
			1,445,310
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc. 6% 12/1/17		1,200,000	1,717,500
M/I Homes, Inc. 3% 3/1/18		5,240,000	5,682,256
			7,399,756
TOTAL CONSUMER DISCRETIONARY			10,420,242
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Exterran Holdings, Inc. 4.25% 6/15/14		470,000	623,925
Oil, Gas & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		17,680,000	18,675,384
Chesapeake Energy Corp. 2.5% 5/15/37		14,790,000	14,742,672
Cobalt International Energy, Inc. 2.625% 12/1/19		7,970,000	8,627,525
Peabody Energy Corp. 4.75% 12/15/66		5,300,000	4,561,313
Ship Finance International Ltd. 3.25% 2/1/18		8,910,000	8,991,081
			55,597,975
TOTAL ENERGY			56,221,900
FINANCIALS - 0.6%
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		12,280,000	17,315,414
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		2,070,000	2,511,738
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 2.25% 3/1/19		1,790,000	2,469,305
TOTAL FINANCIALS			22,296,457
HEALTH CARE - 1.7%
Biotechnology - 0.5%
Gilead Sciences, Inc. 1.625% 5/1/16		5,370,000	12,908,138
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. 2.5% 12/15/17		$ 1,820,000	$ 1,996,358
Theravance, Inc. 2.125% 1/15/23		4,900,000	7,068,250
			21,972,746
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17		7,700,000	10,540,530
Health Care Providers & Services - 0.6%
Molina Healthcare, Inc. 1.125% 1/15/20 (g)		7,310,000	8,182,631
WellPoint, Inc. 2.75% 10/15/42 (g)		13,900,000	17,289,098
			25,471,729
Pharmaceuticals - 0.3%
Auxilium Pharmaceuticals, Inc. 1.5% 7/15/18		1,000,000	945,300
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (g)		2,000,000	2,995,940
Mylan, Inc. 3.75% 9/15/15		330,000	768,570
ViroPharma, Inc. 2% 3/15/17		1,600,000	2,540,000
VIVUS, Inc. 4.5% 5/1/20 (g)		3,150,000	3,394,125
			10,643,935
TOTAL HEALTH CARE			68,628,940
INDUSTRIALS - 1.1%
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14		22,660,000	29,797,900
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14		2,580,000	5,255,138
4.25% 12/15/14		3,170,000	6,617,375
			11,872,513
TOTAL INDUSTRIALS			41,670,413
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.6%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,249,900
InterDigital, Inc. 2.5% 3/15/16		15,460,000	17,044,650
Liberty Interactive LLC 0.75% 3/30/43 (g)		4,600,000	4,847,480
			25,142,030
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
EMC Corp. 1.75% 12/1/13		$ 16,850,000	$ 25,992,810
SanDisk Corp. 1.5% 8/15/17		9,180,000	12,215,092
			38,207,902
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (g)		2,660,000	3,103,888
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37		350,000	521,063
IT Services - 0.0%
CACI International, Inc. 2.125% 5/1/14		550,000	673,750
Semiconductors & Semiconductor Equipment - 1.3%
GT Advanced Technologies, Inc. 3% 10/1/17		11,705,000	10,541,816
Intel Corp. 3.25% 8/1/39		13,900,000	18,070,000
Microchip Technology, Inc. 2.125% 12/15/37		490,000	701,313
Micron Technology, Inc.:
1.625% 2/15/33 (g)		1,890,000	2,400,300
2.125% 2/15/33 (g)		1,140,000	1,446,375
3.125% 5/1/32 (g)		11,370,000	15,775,875
Novellus Systems, Inc. 2.625% 5/15/41		390,000	584,756
			49,520,435
Software - 0.6%
Nuance Communications, Inc.:
2.75% 8/15/27		5,260,000	6,259,400
2.75% 11/1/31		13,330,000	13,813,213
Symantec Corp. 1% 6/15/13		610,000	729,713
TiVo, Inc. 4% 3/15/16 (g)		3,350,000	4,715,795
			25,518,121
TOTAL INFORMATION TECHNOLOGY			142,687,189
MATERIALS - 1.0%
Containers & Packaging - 0.5%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		19,800,000	20,271,240
Metals & Mining - 0.3%
Goldcorp, Inc. 2% 8/1/14		5,790,000	5,927,802
Horsehead Holding Corp. 3.8% 7/1/17		3,360,000	3,492,888
Stillwater Mining Co. 1.75% 10/15/32		1,250,000	1,431,888
			10,852,578
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (g)		$ 1,130,000	$ 1,882,156
4.5% 8/15/15		4,710,000	7,845,094
			9,727,250
TOTAL MATERIALS			40,851,068
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16		430,000	591,250
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		6,850,000	7,564,969
TOTAL TELECOMMUNICATION SERVICES			8,156,219
TOTAL CONVERTIBLE BONDS			390,932,428
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 9.25% 9/1/19 (g)		1,170,000	1,310,400
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 10% 10/1/14		1,089,000	1,192,455
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,472,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		450,000	486,000
			5,150,455
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (g)		3,000,000	3,352,500
Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		2,570,000	2,595,700
7.25% 10/30/17		8,000,000	8,560,000
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,769,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		$ 7,145,000	$ 7,948,813
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)		435,000	461,100
WMG Acquisition Corp. 11.5% 10/1/18		1,340,000	1,591,250
			23,926,113
TOTAL CONSUMER DISCRETIONARY			33,739,468
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		10,935,000	12,028,500
Rite Aid Corp.:
9.5% 6/15/17		5,000,000	5,175,000
10.25% 10/15/19		2,090,000	2,382,600
Tops Markets LLC 8.875% 12/15/17 (g)		3,760,000	4,107,800
			23,693,900
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14		5,017,000	5,355,648
Alpha Natural Resources, Inc.:
6% 6/1/19		13,860,000	12,543,300
6.25% 6/1/21		600,000	535,500
Forest Oil Corp. 7.25% 6/15/19		1,775,000	1,757,250
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		2,415,000	2,680,650
Western Refining, Inc. 6.25% 4/1/21 (g)		295,000	305,325
			23,177,673
FINANCIALS - 5.0%
Capital Markets - 0.4%
Chase Capital II 0.7741% 2/1/27 (j)		9,900,000	8,439,750
Chase Capital Trust VI 0.8991% 8/1/28 (j)		5,000,000	4,150,000
JPMorgan Chase Capital XXIII 1.2751% 5/15/77 (j)		2,500,000	1,975,000
Lehman Brothers Holdings, Inc. 1.1028% (d)(j)		1,000,000	0
			14,564,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 2.0%
Bank of Ireland 10% 7/30/16	EUR	9,543,000	$ 12,893,949
CIT Group, Inc. 4.75% 2/15/15 (g)		$ 3,610,000	3,763,425
Corestates Capital II 0.9271% 1/15/27 (g)(j)		3,000,000	2,542,500
Corestates Capital III 0.8451% 2/15/27 (g)(j)		3,960,000	3,405,600
First Maryland Capital I 1.2771% 1/15/27 (j)		2,500,000	2,075,000
First Maryland Capital II 1.1241% 2/1/27 (j)		4,100,000	3,403,000
JPMorgan Chase Capital XXI 1.2231% 1/15/87 (j)		12,500,000	10,000,000
PNC Capital Trust C 0.8571% 6/1/28 (j)		9,000,000	7,616,250
Wachovia Capital Trust II 0.7771% 1/15/27 (j)		32,014,000	27,532,040
Wells Fargo Capital II 0.7756% 1/30/27 (j)		5,930,000	5,025,675
Wells Fargo Capital X 5.95% 12/15/36		1,000,000	1,025,000
			79,282,439
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16		4,500,000	4,533,750
American Express Co. 6.8% 9/1/66 (j)		2,500,000	2,731,250
GMAC LLC 8% 11/1/31		3,900,000	5,031,000
			12,296,000
Diversified Financial Services - 2.3%
Central Fidelity Capital Trust I 1.2771% 4/15/27 (j)		2,500,000	2,118,750
General Electric Capital Corp. 7.125% (h)(j)		10,000,000	11,700,000
General Motors Financial Co., Inc. 2.75% 5/15/16 (g)		795,000	793,808
Goldman Sachs Capital II 4% (h)(j)		20,953,000	18,124,345
Goldman Sachs Capital III 4% (h)(j)		18,715,000	16,188,475
ILFC E-Capital Trust I 4.686% 12/21/65 (g)(j)		37,530,000	33,777,000
JPMorgan Chase Capital XIII 1.2336% 9/30/34 (j)		2,750,000	2,282,500
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		4,945,000	5,600,213
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,570,000	2,769,175
			93,354,266
TOTAL FINANCIALS			199,497,455
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 5.75% 11/1/24		$ 2,165,000	$ 2,240,775
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,360,000	1,479,000
			3,719,775
INDUSTRIALS - 0.8%
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		4,825,000	4,740,563
Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		3,875,000	3,991,250
Navios Maritime Holdings, Inc. 8.125% 2/15/19		12,965,000	12,608,463
			16,599,713
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	854,813
8.625% 9/15/15		5,000,000	5,625,000
8.875% 9/1/17		3,000,000	3,607,500
			10,087,313
TOTAL INDUSTRIALS			31,427,589
MATERIALS - 0.2%
Chemicals - 0.0%
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)		510,000	520,200
Metals & Mining - 0.2%
Severstal Columbus LLC 10.25% 2/15/18		8,310,000	8,933,250
TOTAL MATERIALS			9,453,450
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp. 6.875% 11/15/28		13,215,000	13,215,000
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)(i)		2,945,000	2,904,506
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.:
6% 12/1/16		$ 4,660,000	$ 5,038,625
7% 8/15/20		1,500,000	1,627,500
			9,570,631
TOTAL TELECOMMUNICATION SERVICES			22,785,631
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (g)		845,000	897,813
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	3,258,750
TOTAL UTILITIES			4,156,563
TOTAL NONCONVERTIBLE BONDS			351,651,504
TOTAL CORPORATE BONDS (Cost $681,037,624)			742,583,932
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 to 7/18/13 (Cost $749,964)		750,000	749,983
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.1%
Ford Motor Co.	236,400	3,706,752
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,010,165
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	146,100	5,728,581
Cedar Fair LP (depositary unit)	124,800	5,105,568
Las Vegas Sands Corp.	68,800	3,983,520
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	253,300	$ 24,461,181
Wyndham Worldwide Corp.	60,400	3,510,448
Yum! Brands, Inc.	78,900	5,345,475
		48,134,773
Household Durables - 0.1%
Whirlpool Corp.	23,800	3,040,688
Media - 1.1%
Comcast Corp. Class A	496,100	19,918,415
The Walt Disney Co.	93,400	5,891,672
Time Warner Cable, Inc.	100,000	9,551,000
Time Warner, Inc.	168,900	9,858,693
		45,219,780
Specialty Retail - 0.6%
Home Depot, Inc.	221,600	17,431,056
Lowe's Companies, Inc.	144,900	6,101,739
		23,532,795
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,949,908
TOTAL CONSUMER DISCRETIONARY		137,594,861
CONSUMER STAPLES - 8.6%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	78,100	7,178,952
Dr. Pepper Snapple Group, Inc.	105,500	4,850,890
PepsiCo, Inc.	536,800	43,357,336
SABMiller PLC	72,100	3,647,973
The Coca-Cola Co.	1,492,500	59,685,075
		118,720,226
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	266,200	19,922,408
Food Products - 0.8%
Kellogg Co.	147,900	9,177,195
Mondelez International, Inc.	530,200	15,619,692
Unilever NV (NY Reg.)	223,500	9,114,330
		33,911,217
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.2%
Colgate-Palmolive Co.	126,200	$ 7,299,408
Procter & Gamble Co.	1,030,158	79,074,928
		86,374,336
Tobacco - 2.1%
Altria Group, Inc.	276,300	9,974,430
British American Tobacco PLC sponsored ADR	107,600	11,811,252
Lorillard, Inc.	182,100	7,728,324
Philip Morris International, Inc.	571,918	51,993,065
		81,507,071
TOTAL CONSUMER STAPLES		340,435,258
ENERGY - 6.0%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	147,700	8,887,109
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP	137,300	5,906,646
Canadian Natural Resources Ltd.	108,800	3,242,749
Chevron Corp.	965,700	118,539,675
Enterprise Products Partners LP	44,300	2,630,977
Exxon Mobil Corp.	546,700	49,459,949
Murphy Oil Corp.	77,800	4,926,296
Occidental Petroleum Corp.	212,600	19,574,082
The Williams Companies, Inc.	680,000	23,922,400
Western Gas Partners LP	25,000	1,470,750
		229,673,524
TOTAL ENERGY		238,560,633
FINANCIALS - 19.0%
Capital Markets - 1.0%
BlackRock, Inc. Class A	75,500	21,079,600
KKR & Co. LP	568,500	11,074,380
The Blackstone Group LP	356,700	7,808,163
		39,962,143
Commercial Banks - 1.5%
Commerce Bancshares, Inc.	89,675	3,902,656
Cullen/Frost Bankers, Inc. (f)	82,200	5,289,570
M&T Bank Corp.	128,600	13,490,140
National Penn Bancshares, Inc.	356,500	3,522,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	178,600	$ 12,794,904
U.S. Bancorp	364,000	12,761,840
Wells Fargo & Co.	201,400	8,166,770
		59,928,100
Consumer Finance - 0.1%
Capital One Financial Corp.	68,100	4,149,333
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	189,100	10,322,969
The NASDAQ Stock Market, Inc.	225,800	7,103,668
		17,426,637
Insurance - 2.2%
ACE Ltd.	56,100	5,031,048
Axis Capital Holdings Ltd.	151,600	6,603,696
esure Group PLC	574,300	2,718,122
Marsh & McLennan Companies, Inc.	186,300	7,455,726
MetLife, Inc.	506,600	22,396,786
MetLife, Inc. unit	365,300	19,408,389
Prudential Financial, Inc.	160,400	11,062,788
The Travelers Companies, Inc.	128,700	10,774,764
		85,451,319
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	194,313	5,036,593
Alexandria Real Estate Equities, Inc.	241,994	16,576,589
AvalonBay Communities, Inc.	80,248	10,645,700
Aviv REIT, Inc.	71,000	1,840,320
Blackstone Mortgage Trust, Inc.	44,700	1,178,739
Boston Properties, Inc.	201,696	21,496,760
Camden Property Trust (SBI)	286,662	19,851,344
CBL & Associates Properties, Inc.	109,654	2,520,945
Cedar Shopping Centers, Inc.	524,939	3,018,399
Chambers Street Properties	122,488	1,130,564
Chesapeake Lodging Trust	536,776	12,104,299
Coresite Realty Corp.	13,800	443,256
Corrections Corp. of America	96,354	3,386,843
Cousins Properties, Inc.	747,640	7,715,645
Digital Realty Trust, Inc.	28,900	1,760,299
Douglas Emmett, Inc.	427,701	10,902,098
DuPont Fabros Technology, Inc.	230,372	5,581,914
Education Realty Trust, Inc.	1,009,730	10,561,776
Equity Lifestyle Properties, Inc.	33,036	2,549,388
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.	491,848	$ 11,474,814
Equity Residential (SBI)	265,326	15,004,185
Essex Property Trust, Inc.	110,202	17,317,142
Excel Trust, Inc.	96,477	1,288,933
First Industrial Realty Trust, Inc.	370,000	6,249,300
First Potomac Realty Trust	220,620	3,018,082
General Growth Properties, Inc.	697,756	14,324,931
Glimcher Realty Trust	1,039,348	12,139,585
HCP, Inc.	364,639	17,276,596
Health Care REIT, Inc.	152,996	10,408,318
Highwoods Properties, Inc. (SBI)	162,588	5,921,455
Home Properties, Inc.	204,635	12,435,669
Host Hotels & Resorts, Inc.	837,697	14,902,630
Kite Realty Group Trust	443,934	2,694,679
Lexington Corporate Properties Trust	595,300	7,494,827
National Retail Properties, Inc.	429,462	15,404,802
Pennsylvania Real Estate Investment Trust (SBI)	75,000	1,491,750
Piedmont Office Realty Trust, Inc. Class A	496,100	9,420,939
Prologis, Inc.	840,210	33,860,463
Public Storage	228,238	34,646,528
Retail Properties America, Inc.	390,200	5,954,452
Sabra Health Care REIT, Inc.	133,943	3,623,158
Simon Property Group, Inc.	359,615	59,854,321
SL Green Realty Corp.	269,823	23,469,205
Sun Communities, Inc.	86,862	4,340,494
Sunstone Hotel Investors, Inc. (a)	713,462	8,604,352
Terreno Realty Corp.	33,600	639,408
The Macerich Co.	50,600	3,284,446
Ventas, Inc.	548,239	39,127,817
Vornado Realty Trust	47,514	3,798,744
		537,773,496
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	288,700	5,416,012
TOTAL FINANCIALS		750,107,040
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	157,800	15,863,634
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	55,800	$ 3,924,414
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	303,508	8,604,452
Emeritus Corp. (a)	294,630	7,489,495
		16,093,947
Pharmaceuticals - 7.6%
AbbVie, Inc.	645,500	27,556,395
Eli Lilly & Co.	387,900	20,620,764
GlaxoSmithKline PLC sponsored ADR	309,050	15,999,519
Johnson & Johnson	908,744	76,498,070
Merck & Co., Inc.	1,248,990	58,327,833
Pfizer, Inc.	2,657,200	72,355,556
Roche Holding AG sponsored ADR	156,800	9,774,912
Sanofi SA sponsored ADR	321,500	17,068,435
		298,201,484
TOTAL HEALTH CARE		334,083,479
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	126,500	9,925,190
United Technologies Corp.	103,200	9,793,680
		19,718,870
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	77,200	1,578,740
Republic Services, Inc.	106,300	3,624,830
Waste Management, Inc.	150,800	6,323,044
West Corp.	249,700	5,718,130
		17,244,744
Electrical Equipment - 0.5%
Eaton Corp. PLC	184,400	12,181,464
Emerson Electric Co.	122,800	7,056,088
		19,237,552
Industrial Conglomerates - 1.3%
3M Co.	288,500	31,812,895
General Electric Co.	867,353	20,226,672
		52,039,567
Machinery - 0.6%
Cummins, Inc.	53,300	6,376,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	144,700	$ 10,147,811
Stanley Black & Decker, Inc.	87,300	6,915,906
		23,439,996
TOTAL INDUSTRIALS		131,680,729
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,321,900	55,911,352
Computers & Peripherals - 3.0%
Apple, Inc.	245,300	110,306,504
EMC Corp.	254,800	6,308,848
		116,615,352
IT Services - 1.0%
Accenture PLC Class A	65,200	5,353,572
Automatic Data Processing, Inc.	190,600	13,098,032
Fidelity National Information Services, Inc.	161,200	7,237,880
Paychex, Inc.	324,500	12,081,135
		37,770,619
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	181,100	8,317,923
Intel Corp.	1,765,700	42,871,196
Linear Technology Corp.	162,900	6,108,750
		57,297,869
Software - 3.0%
Microsoft Corp.	3,448,900	120,297,619
TOTAL INFORMATION TECHNOLOGY		387,892,811
MATERIALS - 1.2%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	323,600	18,053,644
Eastman Chemical Co.	56,400	4,045,008
LyondellBasell Industries NV Class A	156,800	10,450,720
The Dow Chemical Co.	157,800	5,437,788
		37,987,160
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	195,300	$ 9,013,095
TOTAL MATERIALS		47,000,255
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,335,200	64,730,496
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,196,100	3,466,434
TOTAL TELECOMMUNICATION SERVICES		68,196,930
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	179,700	8,233,854
Cleco Corp.	81,800	3,722,718
Edison International	320,900	14,742,146
Hawaiian Electric Industries, Inc. (f)	204,300	5,346,531
NextEra Energy, Inc.	291,400	22,035,668
Northeast Utilities	364,700	15,197,049
PPL Corp.	203,192	6,034,802
Southern Co.	189,900	8,336,610
		83,649,378
Gas Utilities - 0.2%
Atmos Energy Corp.	133,500	5,636,370
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	252,700	5,857,586
NiSource, Inc.	265,500	7,627,815
PG&E Corp.	150,900	6,776,919
Sempra Energy	234,100	19,032,330
		39,294,650
TOTAL UTILITIES		128,580,398
TOTAL COMMON STOCKS (Cost $2,259,277,835)		2,564,132,394
Preferred Stocks - 9.6%
	Shares	Value
Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.6%
General Motors Co. 4.75%	517,284	$ 25,248,632
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	4,644	5,790,836
TOTAL CONSUMER DISCRETIONARY		31,039,468
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 3.75% (g)	40,900	4,330,083
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	198,200	9,273,778
FINANCIALS - 0.5%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,566,516
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,278,450
Diversified Financial Services - 0.0%
Bank of America Corp. Series L, 7.25%	1,228	1,458,864
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	121,800	7,707,650
TOTAL FINANCIALS		21,011,480
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	19,112	4,534,322
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A, 6.50%	13,508	16,496,645
TOTAL HEALTH CARE		21,030,967
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	214,000	12,912,760
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 5.00%	4,900	$ 618,625
TOTAL INDUSTRIALS		13,531,385
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Unisys Corp. Series A, 6.25%	112,700	6,653,808
MATERIALS - 0.2%
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc. 7.00%	322,800	6,110,604
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	62,000	3,833,460
UTILITIES - 1.0%
Electric Utilities - 0.6%
NextEra Energy, Inc.:
5.889%	174,400	9,360,048
7.00%	29,000	1,618,200
Series E, 5.599%	37,000	2,013,910
PPL Corp. 8.75%	180,300	9,709,155
		22,701,313
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	346,300	16,580,844
TOTAL UTILITIES		39,282,157
TOTAL CONVERTIBLE PREFERRED STOCKS		156,097,190
Nonconvertible Preferred Stocks - 5.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (g)	28	2,836,750
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,804,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.0%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 6.375%	87,150	$ 2,251,956
Goldman Sachs Group, Inc.:
5.95%	65,219	1,654,606
Series C, 4.9931%	39,000	964,860
Series D 4.00%	336,960	8,053,344
Series J, 5.50%	61,019	1,567,578
Morgan Stanley Capital I Trust 6.60%	140,000	3,536,400
		18,028,744
Commercial Banks - 0.8%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,180,000
Series 4, 7.75%	247,800	6,289,164
HSBC Holdings PLC Series B, 8.00%	45,400	1,266,660
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,509,000
SunTrust Banks, Inc. Series E, 5.875%	80,000	2,000,000
U.S. Bancorp:
Series A, 3.50%	21,960	20,185,852
Series H, 5.15%	40,000	1,000,000
		33,430,676
Consumer Finance - 1.7%
Ally Financial, Inc. 7.00% (g)	57,758	56,458,445
HSBC USA, Inc.:
Series F, 3.87%	300,000	6,855,000
Series H, 6.50%	100,000	2,535,000
		65,848,445
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series 4, 4.00%	51,393	1,229,321
Series D, 6.204%	45,000	1,134,000
Citigroup, Inc. Series C, 5.80%	200,000	5,008,000
GMAC Capital Trust I Series 2, 8.125%	900,698	23,976,581
JPMorgan Chase Capital XXIX 6.70%	155,000	4,183,450
		35,531,352
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,799,420
Real Estate Investment Trusts - 1.0%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,291,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,444,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. Series J, 6.50%	12,000	$ 318,600
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,254,164
Series C, 6.875%	50,000	1,298,500
Hospitality Properties Trust Series D, 7.125%	60,000	1,566,000
Kimco Realty Corp. Series K, 5.625%	120,000	3,025,200
Public Storage:
Series T, 5.75%	44,000	1,126,400
Series V, 5.375%	200,000	5,006,000
Sabra Health Care REIT, Inc. Series A, 7.125%	420,000	10,609,200
SL Green Realty Corp. Series I, 6.50%	60,000	1,545,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,083,002
Vornado Realty Trust Series L, 5.40%	80,000	1,960,000
		38,527,566
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,510,800
TOTAL FINANCIALS		195,677,003
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,049,200
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 6.125%	160,000	4,024,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Duquesne Light Co. 6.50%	141,050	7,123,025
Southern California Edison Co.:
5.349%	44,479	4,483,483
Series D, 6.50%	12,500	1,337,891
		12,944,399
TOTAL NONCONVERTIBLE PREFERRED STOCKS		223,335,552
TOTAL PREFERRED STOCKS (Cost $347,484,210)		379,432,742
Floating Rate Loans - 1.5%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (j)	$ 279,708	$ 280,058
Media - 0.1%
Nielsen Finance LLC Tranche E, term loan 2.9492% 5/1/16 (j)	3,990,000	4,024,913
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (j)	870,000	878,691
		4,903,604
TOTAL CONSUMER DISCRETIONARY		5,183,662
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (j)	5,348,159	5,394,955
Tranche 2LN, term loan 9.75% 3/26/20 (j)	2,472,272	2,546,440
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (j)	260,000	260,000
		8,201,395
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/26/18 (j)	396,229	412,078
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)	2,300,000	2,357,500
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (j)	3,500,000	3,508,750
		6,278,328
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)	3,491,250	3,499,978
Real Estate Management & Development - 0.0%
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (j)	2,055,000	2,070,413
TOTAL FINANCIALS		5,570,391
Floating Rate Loans - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc. Tranche B 4LN, term loan 2.9438% 5/1/18 (j)	$ 18,995,000	$ 19,042,488
INDUSTRIALS - 0.0%
Machinery - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 7.25% 5/2/19 (j)	285,000	286,425
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (j)	2,500,000	2,490,625
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)	10,670,000	10,657,196
TOTAL FLOATING RATE LOANS (Cost $57,579,580)		57,710,510
Preferred Securities - 2.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	975,000	996,023
FINANCIALS - 2.2%
Commercial Banks - 0.7%
PNC Preferred Funding Trust I 1.9301% (g)(h)(j)	8,450,000	7,386,069
SunTrust Preferred Capital I 4% 12/15/49 (j)	3,866,000	3,396,197
USB Capital IX 3.5% (h)(j)	18,125,000	17,165,634
		27,947,900
Diversified Financial Services - 1.5%
BAC Capital Trust XIV 4% (h)(j)	7,500,000	6,663,587
Citigroup, Inc. 5.35% (h)(j)	3,000,000	2,976,602
General Electric Capital Corp. 5.25% (h)(j)	5,000,000	4,981,250
JPMorgan Chase & Co.:
5.15% (h)(j)	15,000,000	15,232,241
7.9% (h)(j)	6,250,000	7,421,678
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
PNC Preferred Funding Trust II 1.5026% (g)(h)(j)	$ 12,486,000	$ 11,027,446
Wachovia Capital Trust III 5.5698% (h)(j)	8,091,000	8,208,868
		56,511,672
TOTAL FINANCIALS		84,459,572
TOTAL PREFERRED SECURITIES (Cost $77,500,128)		85,455,595
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	194,501,952	194,501,952
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,691,812	4,691,812
TOTAL MONEY MARKET FUNDS (Cost $199,193,764)		199,193,764
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,622,823,105)		4,029,258,920
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(78,281,194)
NET ASSETS - 100%		$ 3,950,977,726
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,153,188 or 6.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,186
Fidelity Securities Lending Cash Central Fund	8,871
Total	$ 123,057
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 168,634,329	$ 162,843,493	$ 5,790,836	$ -
Consumer Staples	347,602,091	340,435,258	7,166,833	-
Energy	252,638,611	252,638,611	-	-
Financials	966,795,523	881,654,523	85,141,000	-
Health Care	355,114,446	338,617,801	16,496,645	-
Industrials	148,261,314	148,261,314	-	-
Information Technology	394,546,619	394,546,619	-	-
Materials	53,110,859	47,000,255	6,110,604	-
Telecommunication Services	76,054,390	72,587,956	3,466,434	-
Utilities	180,806,954	136,695,991	44,110,963	-
Corporate Bonds	742,583,932	6,259,400	736,324,532	-
U.S. Government and Government Agency Obligations	749,983	-	749,983	-
Floating Rate Loans	57,710,510	-	57,710,510	-
Preferred Securities	85,455,595	-	85,455,595	-
Money Market Funds	199,193,764	199,193,764	-	-
Total Investments in Securities:	$ 4,029,258,920	$ 2,980,734,985	$ 1,048,523,935	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.4%
BBB	4.2%
BB	6.4%
B	5.4%
CCC,CC,C	1.3%
Not Rated	2.8%
Equities	74.5%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,512,900) - See accompanying schedule: Unaffiliated issuers (cost $3,423,629,341)	$ 3,830,065,156
Fidelity Central Funds (cost $199,193,764)	199,193,764
Total Investments (cost $3,622,823,105)		$ 4,029,258,920
Cash		116,645
Foreign currency held at value (cost $45,115)		45,115
Receivable for investments sold		135,833,384
Receivable for fund shares sold		8,710,625
Dividends receivable		9,085,373
Interest receivable		8,443,679
Distributions receivable from Fidelity Central Funds		20,380
Prepaid expenses		1,453
Receivable from investment adviser for expense reductions		14,090
Other receivables		20,760
Total assets		4,191,550,424

Liabilities
Payable for investments purchased Regular delivery	$ 221,625,662
Delayed delivery	2,945,000
Payable for fund shares redeemed	8,318,972
Accrued management fee	1,831,094
Distribution and service plan fees payable	350,128
Other affiliated payables	672,188
Other payables and accrued expenses	137,842
Collateral on securities loaned, at value	4,691,812
Total liabilities		240,572,698

Net Assets		$ 3,950,977,726
Net Assets consist of:
Paid in capital		$ 3,529,310,773
Undistributed net investment income		18,881,475
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,639,745)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		406,425,223
Net Assets		$ 3,950,977,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($483,620,677 ÷ 35,586,657 shares)	$ 13.59

Maximum offering price per share (100/94.25 of $13.59)	$ 14.42
Class T: Net Asset Value and redemption price per share ($162,119,924 ÷ 11,934,308 shares)	$ 13.58

Maximum offering price per share (100/96.50 of $13.58)	$ 14.07
Class B: Net Asset Value and offering price per share ($14,190,813 ÷ 1,045,984 shares)A	$ 13.57

Class C: Net Asset Value and offering price per share ($205,130,832 ÷ 15,145,044 shares)A	$ 13.54

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,840,065,122 ÷ 208,006,412 shares)	$ 13.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($245,850,358 ÷ 18,035,568 shares)	$ 13.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 45,384,790
Interest		14,147,673
Income from Fidelity Central Funds		123,057
Total income		59,655,520

Expenses
Management fee	$ 9,746,329
Transfer agent fees	3,322,554
Distribution and service plan fees	1,799,936
Accounting and security lending fees	494,100
Custodian fees and expenses	44,410
Independent trustees' compensation	6,184
Registration fees	271,114
Audit	42,515
Legal	4,294
Miscellaneous	16,405
Total expenses before reductions	15,747,841
Expense reductions	(164,865)	15,582,976
Net investment income (loss)		44,072,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,697,612
Foreign currency transactions	(223,349)
Futures contracts	1,058,593
Total net realized gain (loss)		133,532,856
Change in net unrealized appreciation (depreciation) on: Investment securities	219,819,469
Assets and liabilities in foreign currencies	(11,860)
Total change in net unrealized appreciation (depreciation)		219,807,609
Net gain (loss)		353,340,465
Net increase (decrease) in net assets resulting from operations		$ 397,413,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,072,544	$ 66,458,915
Net realized gain (loss)	133,532,856	97,652,651
Change in net unrealized appreciation (depreciation)	219,807,609	160,863,707
Net increase (decrease) in net assets resulting from operations	397,413,009	324,975,273
Distributions to shareholders from net investment income	(39,273,426)	(58,382,786)
Share transactions - net increase (decrease)	617,786,063	1,260,938,289
Total increase (decrease) in net assets	975,925,646	1,527,530,776

Net Assets
Beginning of period	2,975,052,080	1,447,521,304
End of period (including undistributed net investment income of $18,881,475 and undistributed net investment income of $14,082,357, respectively)	$ 3,950,977,726	$ 2,975,052,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Income from Investment Operations
Net investment income (loss) E	.15	.31	.30	.23 H	.23	.23
Net realized and unrealized gain (loss)	1.34	1.45	.55	1.05	2.25	(5.77)
Total from investment operations	1.49	1.76	.85	1.28	2.48	(5.54)
Distributions from net investment income	(.14)	(.29)	(.31)	(.18)	(.22)	(.26)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.14)	(.29)	(.31)	(.18)	(.22)	(.87)
Net asset value, end of period	$ 13.59	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Total Return B, C, D	12.27%	16.47%	8.30%	14.16%	37.12%	(44.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of fee waivers, if any	1.07% A	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of all reductions	1.06% A	1.09%	1.14%	1.16%	1.21%	1.11%
Net investment income (loss)	2.33% A	2.60%	2.76%	2.38% H	3.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 483,621	$ 353,726	$ 125,190	$ 77,340	$ 74,580	$ 70,691
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Income from Investment Operations
Net investment income (loss) E	.14	.28	.27	.21 H	.21	.20
Net realized and unrealized gain (loss)	1.32	1.44	.56	1.05	2.25	(5.75)
Total from investment operations	1.46	1.72	.83	1.26	2.46	(5.55)
Distributions from net investment income	(.12)	(.25)	(.28)	(.16)	(.21)	(.23)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.12)	(.25)	(.28)	(.16)	(.21)	(.84)
Net asset value, end of period	$ 13.58	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Total Return B, C, D	12.04%	16.16%	8.14%	13.92%	36.63%	(44.51)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of fee waivers, if any	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of all reductions	1.32% A	1.35%	1.37%	1.39%	1.45%	1.35%
Net investment income (loss)	2.07% A	2.34%	2.52%	2.16% H	2.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,120	$ 123,395	$ 78,994	$ 59,931	$ 60,134	$ 58,677
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) E	.10	.21	.21	.16 H	.17	.14
Net realized and unrealized gain (loss)	1.33	1.45	.55	1.05	2.25	(5.75)
Total from investment operations	1.43	1.66	.76	1.21	2.42	(5.61)
Distributions from net investment income	(.08)	(.19)	(.21)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.08)	(.19)	(.21)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 13.57	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Total Return B, C, D	11.79%	15.51%	7.48%	13.31%	36.06%	(44.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of all reductions	1.89% A	1.91%	1.92%	1.94%	1.98%	1.91%
Net investment income (loss)	1.49% A	1.78%	1.97%	1.60% H	2.31%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,191	$ 13,962	$ 12,754	$ 15,442	$ 16,098	$ 15,375
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) E	.10	.22	.22	.16 H	.18	.14
Net realized and unrealized gain (loss)	1.33	1.44	.55	1.05	2.25	(5.75)
Total from investment operations	1.43	1.66	.77	1.21	2.43	(5.61)
Distributions from net investment income	(.09)	(.21)	(.23)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.09)	(.21)	(.23)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 13.54	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Total Return B, C, D	11.81%	15.54%	7.54%	13.33%	36.15%	(44.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of all reductions	1.81% A	1.84%	1.87%	1.91%	1.96%	1.88%
Net investment income (loss)	1.58% A	1.85%	2.02%	1.63% H	2.33%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,131	$ 140,428	$ 59,464	$ 39,889	$ 39,920	$ 42,499
Portfolio turnover rate G	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Income from Investment Operations
Net investment income (loss) D	.17	.34	.33	.27 G	.26	.26
Net realized and unrealized gain (loss)	1.34	1.45	.56	1.05	2.25	(5.78)
Total from investment operations	1.51	1.79	.89	1.32	2.51	(5.52)
Distributions from net investment income	(.16)	(.31)	(.34)	(.21)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.16)	(.31)	(.34)	(.21)	(.25)	(.91)
Net asset value, end of period	$ 13.65	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Total Return B, C	12.36%	16.77%	8.69%	14.57%	37.37%	(44.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.81%	.84%	.86%	.93%	.81%
Expenses net of fee waivers, if any	.78% A	.81%	.84%	.86%	.93%	.81%
Expenses net of all reductions	.77% A	.80%	.84%	.86%	.92%	.81%
Net investment income (loss)	2.61% A	2.89%	3.06%	2.68% G	3.36%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,840,066	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340
Portfolio turnover rate F	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.17	.34	.33	.27 G	.25	.26
Net realized and unrealized gain (loss)	1.34	1.46	.55	1.06	2.26	(5.77)
Total from investment operations	1.51	1.80	.88	1.33	2.51	(5.51)
Distributions from net investment income	(.16)	(.32)	(.34)	(.22)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.61)
Total distributions	(.16)	(.32)	(.34)	(.22)	(.25)	(.91)
Net asset value, end of period	$ 13.63	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Total Return B, C	12.38%	16.83%	8.61%	14.61%	37.44%	(44.23)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.81%	.83%	.83%	.91%	.83%
Expenses net of fee waivers, if any	.79% A	.81%	.83%	.83%	.91%	.83%
Expenses net of all reductions	.78% A	.81%	.82%	.83%	.91%	.83%
Net investment income (loss)	2.60% A	2.88%	3.07%	2.71% G	3.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,850	$ 153,453	$ 32,356	$ 19,705	$ 16,397	$ 18,141
Portfolio turnover rate F	70% A	50%	56%	130%	100%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income® Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, futures contracts, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 435,185,717
Gross unrealized depreciation	(31,209,541)
Net unrealized appreciation (depreciation) on securities and other investments	$ 403,976,176

Tax cost	$ 3,625,282,744

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (132,525,473)
2019	(1,042,020)
Total capital loss carryforward	$ (133,567,493)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,058,593 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,783,121,465 and $1,159,932,907, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 520,775	$ 17,773
Class T	.25%	.25%	358,830	-
Class B	.75%	.25%	70,687	53,015
Class C	.75%	.25%	849,644	361,417
			$ 1,799,936	$ 432,205

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 222,185
Class T	41,057
Class B*	5,393
Class C*	19,071
$ 287,706

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 447,027.21
Class T	160,160.22
Class B	21,291.30
Class C	188,219.22
Strategic Dividend and Income	2,315,324.18
Institutional Class	190,533.19
	$ 3,322,554

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,532 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,146 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,871. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $150,775 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14,090.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 4,360,372	$ 5,694,746
Class T	1,323,032	2,191,209
Class B	92,552	221,175
Class C	1,171,433	1,765,285
Strategic Dividend and Income	30,053,706	46,042,179
Institutional Class	2,272,331	2,468,192
Total	$ 39,273,426	$ 58,382,786

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	9,888,825	21,215,243	$ 129,320,143	$ 249,241,343
Reinvestment of distributions	280,877	402,804	3,560,945	4,728,371
Shares redeemed	(3,473,990)	(4,345,902)	(45,072,025)	(51,525,276)
Net increase (decrease)	6,695,712	17,272,145	$ 87,809,063	$ 202,444,438

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class T
Shares sold	2,703,833	4,187,256	$ 35,244,339	$ 49,247,460
Reinvestment of distributions	93,726	167,848	1,187,202	1,952,936
Shares redeemed	(946,129)	(1,607,633)	(12,310,162)	(19,046,448)
Net increase (decrease)	1,851,430	2,747,471	$ 24,121,379	$ 32,153,948
Class B
Shares sold	100,259	345,414	$ 1,302,761	$ 3,980,028
Reinvestment of distributions	6,186	15,998	77,920	184,295
Shares redeemed	(203,072)	(405,263)	(2,624,280)	(4,735,580)
Net increase (decrease)	(96,627)	(43,851)	$ (1,243,599)	$ (571,257)
Class C
Shares sold	4,637,237	7,747,195	$ 60,742,181	$ 90,662,898
Reinvestment of distributions	75,810	123,791	958,537	1,445,283
Shares redeemed	(1,074,890)	(1,896,034)	(13,926,437)	(22,335,151)
Net increase (decrease)	3,638,157	5,974,952	$ 47,774,281	$ 69,773,030
Strategic Dividend and Income
Shares sold	59,446,169	116,328,586	$ 776,764,076	$ 1,362,994,048
Reinvestment of distributions	2,159,720	3,588,133	27,502,562	42,115,378
Shares redeemed	(31,666,316)	(47,124,625)	(417,397,903)	(559,602,248)
Net increase (decrease)	29,939,573	72,792,094	$ 386,868,735	$ 845,507,178
Institutional Class
Shares sold	7,335,014	12,936,377	$ 96,095,772	$ 151,680,912
Reinvestment of distributions	108,619	130,170	1,385,664	1,540,732
Shares redeemed	(1,904,226)	(3,565,221)	(25,025,232)	(41,590,692)
Net increase (decrease)	5,539,407	9,501,326	$ 72,456,204	$ 111,630,952

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SDI-USAN-0713
1.802526.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013